Annuity Investors Variable Account C

Financial Statements

Year ended December 31, 2025

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2025

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Owners of Annuity Investors Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Subaccounts), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Subaccounts’ auditor since 2021.

Columbus, Ohio

April 10, 2026

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Large Cap Fund-Series II Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Equity and Income Fund-Series II Shares

Invesco V.I. EQV International Equity Fund-Series II Shares

Invesco V.I. Global Fund-Series II Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities-Fund Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series II Shares

Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

Invesco V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Equity Portfolio

Deutsche DWS Variable Series II

DWS International Opportunities VIP-Class A (1)

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II

LVIP American Century Large Company Value Fund- Standard Class II

LVIP American Century Mid Cap Value Fund- Standard Class II

LVIP American Century Ultra® Fund- Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Quality Equity Portfolio-Class S (1)

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund-Series II Shares

Statement of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation date).

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

Statement of changes in net assets for the period from January 1, 2024 to August 16, 2024 (liquidation date).

Rydex Variable Trust

Guggenheim Long Short Equity Fund

(1)	See Note 1 to the financial statements for the former name of the subaccount.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	37,175.279	$526,775	$773,989
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	296,773.673	4,406,172	5,386,442
Invesco V.I. Comstock Fund-Series I Shares	281,153.688	5,064,519	6,022,312
Invesco V.I. Core Equity Fund-Series I Shares	17,628.443	536,550	635,153
Invesco V.I. Discovery Large Cap Fund-Series II Shares	181,671.212	8,734,828	10,764,019
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	77,588.577	4,954,532	4,919,892
Invesco V.I. Diversified Dividend Fund-Series I Shares	12,926.982	323,685	351,872
Invesco V.I. Equity and Income Fund-Series II Shares	87,115.445	1,512,295	1,578,532
Invesco V.I. EQV International Equity Fund-Series II Shares	60,723.416	2,038,982	2,149,002
Invesco V.I. Global Fund-Series II Shares	152,231.066	5,535,986	5,525,988
Invesco V.I. Global Real Estate Fund-Series II Shares	204,179.489	3,101,230	2,817,677
Invesco V.I. Government Securities Fund-Series II Shares	41,955.193	460,345	442,208
Invesco V.I. Health Care Fund-Series I Shares	26,892.000	735,482	803,802
Invesco V.I. Main Street Fund®-Series II Shares	185,318.205	3,379,782	3,975,075
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	180,884.707	1,691,536	1,899,289
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	150,588.536	3,667,933	4,172,808
Invesco V.I. Small Cap Equity Fund-Series I Shares	213,958.686	3,771,237	4,292,011
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	858,061.664	9,166,305	9,653,194
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	103,659.254	1,120,137	1,120,557
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,609,100.053	18,179,649	21,481,486
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	391,717.954	4,069,691	4,077,784
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14,238.113	267,655	287,610
Technology Growth Portfolio-Initial Shares	37,790.935	811,180	840,092
BNY Mellon Stock Index Fund, Inc. - Service Shares	374,313.608	21,933,471	32,722,496
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	33,452.511	1,311,464	1,910,807
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	27,270.567	946,567	892,293
Government Money Market Portfolio	4,928,187.702	4,928,187	4,928,188
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	71,020.852	1,269,010	1,757,766
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	1,381,573.241	9,040,893	8,662,464
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A	12,392.860	179,965	238,191
DWS Small Mid Cap Value VIP-Class B	34,078.452	426,505	481,188
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	99,816.091	1,714,607	1,902,495
Franklin Mutual Shares VIP Fund -Class 2	84,383.298	1,332,555	1,358,571
Franklin Small Cap Value VIP Fund -Class 2	95,258.392	1,161,264	1,321,234
Franklin U.S. Government Securities VIP Fund -Class 2	71,779.367	807,326	753,683
Templeton Foreign VIP Fund -Class 2	237,241.107	3,045,716	3,848,051
Templeton Global Bond VIP Fund -Class 2	111,939.370	1,527,104	1,474,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	137,475.817	5,866,512	8,177,062
Janus Henderson VIT Enterprise Portfolio-Service Shares	90,697.115	6,319,484	6,652,633
Janus Henderson VIT Global Research Portfolio-Service Shares	2,461.902	117,693	188,139
Janus Henderson VIT Overseas Portfolio-Service Shares	191,390.108	5,783,776	10,147,504
Janus Henderson VIT Research Portfolio-Service Shares	72,229.587	2,666,759	4,423,340
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	156,291.177	2,271,416	2,369,374
LVIP American Century Large Company Value Fund-Service Class	300,982.247	4,974,606	6,153,281
LVIP American Century Mid Cap Value Fund-Service Class	267,585.376	5,302,730	5,189,818
LVIP American Century Ultra® Fund-Service Class	9,866.532	258,825	295,631
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	341,199.615	1,403,462	2,490,757
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	13,419.892	332,995	322,346
Quality Equity Portfolio-Class S	56,877.391	1,668,646	2,435,490
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	381,275.968	2,857,356	2,825,255
PIMCO Real Return Portfolio - Administrative Class	274,638.005	3,395,505	3,298,402
PIMCO Total Return Portfolio - Administrative Class	973,653.622	10,124,180	9,201,027
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	97,779.445	1,789,261	2,015,234

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value

Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	1,062.279	$9.877365	$10,492
AB International Value Portfolio - Class B - 1.75% series contract	9.112	9.961399	91
AB International Value Portfolio - Class B - 1.65% series contract	9.119	10.142431	92
AB International Value Portfolio - Class B - 1.55% series contract	4,229.070	10.326056	43,670
AB International Value Portfolio - Class B - 1.50% series contract	781.193	10.424445	8,144
AB International Value Portfolio - Class B - 1.45% series contract	1,672.998	10.513066	17,588
AB International Value Portfolio - Class B - 1.25% series contract	62,294.293	10.897354	678,843
AB International Value Portfolio - Class B - 1.00% series contract	1,322.312	11.396032	15,069
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	589.405	38.475524	22,677
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.074	38.802488	352
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	154.510	77.547269	11,982
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	9.080	39.507655	359
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	644.730	78.472322	50,593
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	2,493.474	40.222925	100,295
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	1,583.306	40.606040	64,292
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	575.029	40.951108	23,548
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	30,290.921	83.268186	2,522,270
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	59,806.025	42.447496	2,538,616
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,159.238	44.389136	51,458
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,159.764	34.423807	108,771
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	418.541	34.683134	14,516
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	2,358.736	35.736266	84,292
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	243.979	36.005490	8,785
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	2,268.409	36.274732	82,286
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,063.350	36.819371	39,152
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,463.654	37.094802	54,294
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	84,629.591	37.651761	3,186,453
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	62,779.714	38.502800	2,417,195
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	664.857	39.960001	26,568
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	718.000	36.843607	26,454
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	183.478	37.967453	6,966
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	15,076.313	39.912468	601,733
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 2.00% series contract	862.649	39.928343	34,445
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.80% series contract	1,810.341	41.395007	74,939
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.75% series contract	9.046	41.746770	378
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.70% series contract	76.530	64.529935	4,938
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.65% series contract *	2,987.480	42.505223	126,983
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.65% series contract	106.681	65.299515	6,966
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.55% series contract	8,298.427	43.274760	359,112
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.50% series contract	2,364.258	43.686812	103,287
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.45% series contract	2,647.404	44.057931	116,639
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.40% series contract	22,531.907	69.290237	1,561,241
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.25% series contract	178,176.128	45.667761	8,136,905
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.00% series contract	4,987.513	47.756419	238,186
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,479.731	15.515289	22,961
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,183.129	15.696043	49,962
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	16.485	15.741312	259
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.104	15.787031	6,316
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	1,220.518	15.832587	19,324
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	9,364.682	15.924014	149,123
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	3,795.188	15.969962	60,609
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	3,909.647	16.016019	62,617
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	66,201.281	16.062225	1,063,340
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	209,565.564	16.201618	3,395,301
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	5,480.703	16.435923	90,080
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	135.416	30.973346	4,194
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	194.931	31.204951	6,083
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	10,546.495	32.389472	341,595
Invesco V.I. Equity and Income Fund-Series II Shares - 1.75% series contract	11.609	11.734795	135
Invesco V.I. Equity and Income Fund-Series II Shares - 1.70% series contract	21.610	12.392767	268
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract***	6,206.549	12.422201	77,099
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	256.196	11.754944	3,012
Invesco V.I. Equity and Income Fund-Series II Shares - 1.55% series contract	12.528	11.775048	148
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	112,145.706	12.570458	1,409,723
Invesco V.I. Equity and Income Fund-Series II Shares - 1.25% series contract	7,434.757	11.835568	87,995
Invesco V.I. Equity and Income Fund-Series II Shares - 1.00% series contract	12.806	11.886085	152

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	14.390	$15.488265	$224
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,136.416	15.769765	17,921
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.559	16.055331	153
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	670.636	16.208238	10,870
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	123,946.128	16.943404	2,100,069
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,115.510	17.718573	19,765
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	35.190	30.332982	1,067
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.088	30.590817	278
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	60.412904	3,247
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	9.097	31.146668	283
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	21.348	61.133557	1,305
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	1,826.787	31.710604	57,929
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,370.049	32.012763	107,885
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	20,544.401	64.869979	1,332,715
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	116,832.040	33.464466	3,909,722
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,187.748	34.995519	111,557
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	649.454	10.081950	6,547
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,005.891	10.452450	10,514
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	9.093	10.541239	96
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	1,871.518	10.732866	20,087
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,590.132	10.927192	104,793
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,335.500	11.031341	58,858
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,196.169	11.125170	13,308
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	219,026.949	11.531737	2,525,761
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,444.158	12.059434	77,713
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	339.144	11.906042	4,038
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	5,099.136	12.048060	61,435
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	29,468.362	12.784398	376,735
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	101.559	43.586522	4,427
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	17,079.847	46.802253	799,375
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.085	39.095945	354
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.508	39.806455	24,262
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,329.863	46.318771	61,598
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.490	40.526985	385
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	33,928.302	48.865163	1,657,912
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	51,623.165	42.768156	2,207,828
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	508.364	44.724279	22,736
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,111.728	23.718650	50,087
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	395.515	23.921677	9,461
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	1,605.337	24.798983	39,811
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	9.067	25.249736	229
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	2,606.824	25.706887	67,013
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,623.655	25.951813	42,137
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	9,305.859	44.749858	416,436
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	46,731.071	27.128808	1,267,758
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	224.076	28.369841	6,357
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.024	36.754567	330
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	196.311	64.503900	12,663
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	97.503	37.422409	3,649
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	413.474	65.273367	26,989
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	419.223	38.099936	15,972
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	920.182	38.462889	35,393
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	35,152.813	69.262665	2,434,778
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	40,744.868	40.207192	1,638,237
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	114.077	42.046459	4,797
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	528.188	29.270356	15,459
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	24.623	30.345843	747
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	11.734	30.603600	359
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	94.087	28.576018	2,689
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,064.051	31.159846	64,316
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	39.952	28.848402	1,153
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,090.000	31.724101	98,027
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,784.819	32.026226	89,187
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	1,012.646	32.298492	32,707
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	20,968.776	30.249588	634,297
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	96,968.632	33.478649	3,246,379
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,047.412	35.010284	106,691

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	$18.205387	$35,899
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	18.874174	13,536
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	153.273	19.034586	2,917
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	18.955455	392
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	18,703.517	19.380423	362,482
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	97.959	19.136032	1,875
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	42,042.252	19.731313	829,549
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	2,626.784	20.088580	52,768
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	45,046.706	20.064806	903,853
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	331,107.516	20.822542	6,894,500
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	25,507.408	21.774956	555,423
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,799.335	12.535011	72,696
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	400.156	12.762754	5,107
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.701	13.179222	88
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	8,050.758	12.993878	104,611
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	7,767.719	13.229070	102,760
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	4,130.771	13.819043	57,083
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	56,721.321	13.712453	777,788
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	29.584	14.339703	424
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.093	22.438044	205
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	21.855056	344
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	30,328.389	22.845720	692,874
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	11.529	22.063196	254
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	59,811.868	23.259365	1,391,186
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	11,207.686	23.480882	263,166
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	20,295.215	23.680380	480,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,393.557	23.134172	356,117
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	744,854.123	24.545513	18,282,827
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	542.111	25.668425	13,915
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	14.911990	29,438
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,312.677	15.591151	82,831
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	26,911.795	15.874436	427,210
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.697	15.970890	107
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,400.071	16.161905	119,599
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,436.102	16.315840	23,431
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	18,991.021	16.454524	312,488
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	5,786.690	16.746146	96,905
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	175,050.522	17.055737	2,985,616
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	8.930	17.835867	159
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.054	30.399014	276
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.061	30.951501	280
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.499	27.938976	293
MidCap Stock Portfolio-Service Shares - 1.55% series contract	9.460	31.511886	298
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	31.812185	21,535
MidCap Stock Portfolio-Service Shares - 1.40% series contract	589.076	29.295483	17,257
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,112.920	33.254783	236,539
MidCap Stock Portfolio-Service Shares - 1.00% series contract	320.099	34.776054	11,132
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	83.664741	680
Technology Growth Portfolio-Initial Shares - 1.65% series contract	27.962	84.565292	2,365
Technology Growth Portfolio-Initial Shares - 1.40% series contract	9,382.425	89.214309	837,047
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	3,873.344	44.570096	172,636
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	671.727	44.951406	30,195
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,410.987	46.207145	65,198
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	535.946	68.345231	36,629
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	4,589.340	46.599845	213,863
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	101.720	69.991928	7,120
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,029.598	47.446443	96,297
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,937.133	70.826577	137,200
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	10,005.157	48.305306	483,302
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	5,753.991	48.765396	280,596
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	13,202.421	49.179764	649,292
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	207,264.080	75.154808	15,576,892
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	283,524.042	50.976433	14,453,044
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	9,759.027	53.307812	520,232

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	$44.087255	$14,907
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.036	44.461904	402
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	58.352320	8,308
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.041	45.269798	409
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	39.080	46.089210	1,801
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	14,689.673	62.657020	920,411
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	18,867.118	48.637898	917,657
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	922.322	50.862462	46,912
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	577.041	50.466877	29,122
Appreciation Portfolio-Service Shares - 1.70% series contract	286.754	51.682685	14,820
Appreciation Portfolio-Service Shares - 1.65% series contract	675.077	52.299252	35,306
Appreciation Portfolio-Service Shares - 1.40% series contract	14,650.769	55.495054	813,045
Government Money Market Portfolio - 2.00% series contract	23,700.497	0.837093	19,839
Government Money Market Portfolio - 1.80% series contract	91.664	0.871455	80
Government Money Market Portfolio - 1.75% series contract	33,470.042	0.881851	29,516
Government Money Market Portfolio - 1.70% series contract	50,807.359	0.941403	47,830
Government Money Market Portfolio - 1.65% series contract *	15,946.626	0.896811	14,301
Government Money Market Portfolio - 1.65% series contract	73,102.582	0.951388	69,549
Government Money Market Portfolio - 1.55% series contract	310,137.431	0.916010	284,089
Government Money Market Portfolio - 1.50% series contract	15,266.698	0.927337	14,157
Government Money Market Portfolio - 1.45% series contract	399.866	0.934450	374
Government Money Market Portfolio - 1.40% series contract	2,936,830.577	1.011111	2,969,462
Government Money Market Portfolio - 1.25% series contract	1,476,028.268	0.972089	1,434,831
Government Money Market Portfolio - 1.00% series contract	43,594.097	1.012983	44,160
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	18.736	33.507650	628
Calamos® Growth and Income Portfolio - 1.65% series contract *	291.534	34.116412	9,946
Calamos® Growth and Income Portfolio - 1.65% series contract	936.376	33.146049	31,037
Calamos® Growth and Income Portfolio - 1.55% series contract	1,777.911	34.733994	61,754
Calamos® Growth and Income Portfolio - 1.50% series contract	1,834.755	35.064758	64,335
Calamos® Growth and Income Portfolio - 1.40% series contract	6,275.746	34.754884	218,113
Calamos® Growth and Income Portfolio - 1.25% series contract	37,412.642	36.654678	1,371,348
Calamos® Growth and Income Portfolio - 1.00% series contract	15.774	38.331157	605
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.80% series contract	1,861.396	33.640794	62,620
Davis Equity Portfolio - 1.75% series contract	9.019	33.926681	306
Davis Equity Portfolio - 1.65% series contract *	204.362	34.543223	7,059
Davis Equity Portfolio - 1.65% series contract	557.427	32.921673	18,351
Davis Equity Portfolio - 1.55% series contract	7,810.257	35.168608	274,676
Davis Equity Portfolio - 1.50% series contract	3,686.065	35.503489	130,868
Davis Equity Portfolio - 1.45% series contract	4,207.680	35.805161	150,657
Davis Equity Portfolio - 1.40% series contract	11,373.295	34.519655	392,602
Davis Equity Portfolio - 1.25% series contract	198,471.212	37.113526	7,365,966
Davis Equity Portfolio - 1.00% series contract	6,682.606	38.811108	259,359
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A - 2.00% series contract	26.676	15.380491	410
DWS International Opportunities VIP-Class A - 1.75% series contract	9.113	16.081138	147
DWS International Opportunities VIP-Class A - 1.65% series contract	9.119	16.373442	149
DWS International Opportunities VIP-Class A - 1.55% series contract	9.521	16.669939	159
DWS International Opportunities VIP-Class A - 1.25% series contract	13,481.183	17.592079	237,162
DWS International Opportunities VIP-Class A - 1.00% series contract	8.901	18.396930	164
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.148	24.509586	224
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.154	24.904173	228
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	903.952	25.303626	22,873
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	605.491	25.505800	15,444
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	16,522.695	26.541035	438,529
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	140.849	27.615049	3,890
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	9.203	32.440070	299
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,832.425	32.995902	60,463
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	249.929	33.559172	8,387
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	929.163	33.844335	31,447
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	50,326.253	35.307223	1,776,880
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	679.341	36.828770	25,019
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.085	20.966606	191
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	309.718	21.347603	6,612
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,743.406	21.734068	59,625
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	411.894	21.941149	9,037
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	55,874.482	22.936194	1,281,548
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	64.957	23.985334	1,558

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust :
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,090.910	$42.696040	$46,579
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	176.687	43.061567	7,608
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,253.349	44.549704	55,836
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.476	45.312921	10,851
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,546.538	46.086361	71,274
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	787.527	46.478064	36,603
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	22,279.622	48.486883	1,080,269
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	241.496	50.576400	12,214
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	5,122.656	9.782683	50,113
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	417.361	9.866446	4,118
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	342.664	10.142051	3,475
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	7,996.741	10.228223	81,792
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.178	10.414114	96
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,354.369	10.602662	24,963
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	573.173	10.703619	6,135
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	65.239	10.794620	704
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	49,462.648	11.189028	553,439
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	2,465.471	11.700836	28,848
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	8,078.949	12.222554	98,745
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,316.758	12.327186	16,232
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	58.967	12.671674	747
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	5,740.325	12.779371	73,358
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	13.090184	88
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,196.931	13.011635	67,621
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	273.694	13.214897	3,617
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	8,744.615	13.247223	115,842
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	8,203.326	13.373469	109,707
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	27,985.447	13.856499	387,780
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	206,859.943	13.980006	2,891,903
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,637.017	14.619558	82,411
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	692.413	10.317384	7,143
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	314.844	10.674658	3,361
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,165.101	10.765406	12,543
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,316.401	10.949869	25,364
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,498.433	11.136816	16,688
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	784.485	11.231527	8,811
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	117,590.804	11.717052	1,377,818
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,842.039	12.222113	22,514
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	23.670	31.567367	749
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	549.012	45.859365	25,177
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	2,815.887	31.835593	89,645
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,237.548	46.964178	199,013
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	9.142	32.414056	296
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,257.652	47.524454	59,769
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	4,776.371	33.000834	157,624
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	2,284.098	33.315123	76,095
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	50.046	33.598246	1,681
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	43,653.272	50.428566	2,201,372
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	151,178.647	34.825527	5,264,876
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,766.859	36.418399	100,765
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	625.935	41.225683	25,805
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	24.974	42.740104	1,067
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.020	43.103327	389
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,048.060	43.886636	133,769
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	48.928	97.064760	4,749
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,185.073	44.681127	186,994
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,272.581	45.106840	147,616
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	12,102.803	102.996897	1,246,551
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	96,563.451	47.152181	4,553,177
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,149.104	49.309169	352,516
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	57.737	43.901717	2,535
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	3,937.195	47.141114	185,604

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	11,302.544	$12.212520	$138,033
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,977.174	12.317047	24,353
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,688.443	12.661342	34,039
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	39,094.802	12.769006	499,202
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	31.929056	43
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.452	13.001098	1,462
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	400.347	32.272695	12,920
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	22,139.355	13.236561	293,049
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	10,483.178	13.362704	140,084
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	6,372.143	13.476344	85,873
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	63,596.707	34.047525	2,165,310
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	474,775.785	13.968875	6,632,084
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	8,286.609	14.608108	121,052
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,684.256	50.860180	85,661
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	372.059	51.295435	19,085
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,383.718	53.176309	73,581
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	972.677	54.142288	52,663
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	265.529	55.122531	14,637
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	530.237	55.647530	29,506
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	16,526.996	85.454418	1,412,305
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	46,981.338	58.170555	2,732,931
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	48.842	60.831042	2,971
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.75% series contract	9.849	26.762641	264
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.70% series contract	347.400	26.923122	9,353
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.65% series contract	902.470	27.083360	24,442
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.55% series contract	401.931	27.406685	11,016
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	495.079	27.569853	13,649
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	45,652.293	27.898981	1,273,652
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	36,329.691	28.400108	1,031,767
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.00% series contract	178.821	29.252881	5,231
LVIP American Century Large Company Value Fund-Service Class - 2.00% series contract	965.454	25.009464	24,145
LVIP American Century Large Company Value Fund-Service Class - 1.80% series contract	32.933	25.928126	854
LVIP American Century Large Company Value Fund-Service Class - 1.75% series contract	9.023	26.148526	236
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract *	3,175.548	26.623625	84,545
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract	365.665	30.817148	11,269
LVIP American Century Large Company Value Fund-Service Class - 1.50% series contract	3,467.052	27.363859	94,872
LVIP American Century Large Company Value Fund-Service Class - 1.40% series contract	18,127.040	32.511527	589,338
LVIP American Century Large Company Value Fund-Service Class - 1.55% series contract	7,695.100	27.105672	208,581
LVIP American Century Large Company Value Fund-Service Class - 1.25% series contract	173,707.253	28.604668	4,968,838
LVIP American Century Large Company Value Fund-Service Class - 1.00% series contract	5,703.283	29.913194	170,603
LVIP American Century Mid Cap Value Fund-Service Class - 2.00% series contract	392.716	33.570850	13,182
LVIP American Century Mid Cap Value Fund-Service Class - 1.80% series contract	27.602	34.804024	961
LVIP American Century Mid Cap Value Fund-Service Class - 1.75% series contract	8.995	35.099758	316
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract *	2,729.847	35.737556	97,558
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract	356.229	44.829653	15,970
LVIP American Century Mid Cap Value Fund-Service Class - 1.55% series contract	4,598.761	36.384633	167,324
LVIP American Century Mid Cap Value Fund-Service Class - 1.50% series contract	3,430.995	36.731089	126,024
LVIP American Century Mid Cap Value Fund-Service Class - 1.40% series contract	10,549.993	47.294320	498,955
LVIP American Century Mid Cap Value Fund-Service Class - 1.25% series contract	107,502.766	38.396608	4,127,742
LVIP American Century Mid Cap Value Fund-Service Class - 1.00% series contract	3,531.139	40.152986	141,786
LVIP American Century Ultra® Fund-Service Class - 1.65% series contract	55.117	69.632787	3,838
LVIP American Century Ultra® Fund-Service Class - 1.40% series contract	3,972.110	73.460451	291,793
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	42.435065	12,490
Discovery Portfolio - Class I - 1.75% series contract	10.906	42.795742	467
Discovery Portfolio - Class I - 1.70% series contract	0.812	45.826066	37
Discovery Portfolio - Class I - 1.65% series contract *	9.036	43.573575	394
Discovery Portfolio - Class I - 1.65% series contract	302.563	46.262677	13,997
Discovery Portfolio - Class I - 1.55% series contract	1,912.950	44.362430	84,863
Discovery Portfolio - Class I - 1.50% series contract	2,206.312	44.785156	98,810
Discovery Portfolio - Class I - 1.45% series contract	201.346	45.165812	9,094
Discovery Portfolio - Class I - 1.40% series contract	2,765.387	48.508651	134,145
Discovery Portfolio - Class I - 1.25% series contract	43,690.744	46.816160	2,045,433
Discovery Portfolio - Class I - 1.00% series contract	1,859.289	48.958075	91,027

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S - 1.70% series contract	613.929	$22.553025	$13,846
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,261.536	23.262756	308,500
Quality Equity Portfolio-Class S - 1.75% series contract	1,759.624	20.923198	36,818
Quality Equity Portfolio-Class S - 1.70% series contract	155.308	20.994749	3,261
Quality Equity Portfolio-Class S - 1.65% series contract	17.669	21.065991	372
Quality Equity Portfolio-Class S - 1.55% series contract	231.195	21.209236	4,903
Quality Equity Portfolio-Class S - 1.40% series contract	56,466.677	21.425936	1,209,851
Quality Equity Portfolio-Class S - 1.25% series contract	54,510.884	21.644797	1,179,877
Quality Equity Portfolio-Class S - 1.00% series contract	18.547	22.013539	408
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	373.931	18.525702	6,928
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	330.953	19.206206	6,356
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.176	19.369432	178
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	189.458	31.356331	5,941
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,266.713	19.721288	44,702
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	45.948	31.730379	1,458
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	4,919.824	20.078415	98,782
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,198.884	20.269532	64,840
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	13,294.078	33.669515	447,605
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	92,481.100	21.188694	1,959,554
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,525.698	22.157869	188,911
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	584.845	12.255069	7,166
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	25.483	12.705207	324
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,473.893	12.813200	44,512
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	250.144	17.532705	4,386
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,591.604	13.046069	20,764
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	5,693.570	17.741867	101,015
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	13,756.226	13.282217	182,713
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,492.976	13.408726	33,428
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,168.448	13.522721	15,801
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	35,749.514	18.826186	673,027
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	151,468.151	14.016791	2,123,097
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	6,288.022	14.657913	92,169
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	11,465.850	12.856604	147,412
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,162.372	12.966688	15,072
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	808.566	13.328878	10,777
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	9,488.948	13.442189	127,552
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	314.456	17.117979	5,383
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,514.043	13.686423	143,900
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,245.468	17.322233	56,219
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	24,377.232	13.934209	339,677
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,127.214	14.066942	128,392
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,666.683	14.186525	52,017
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	58,907.055	18.380900	1,082,765
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	468,472.318	14.704768	6,888,777
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	13,206.604	15.377432	203,084
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,188.041	15.450507	49,256
Wilshire Global Allocation Fund - 1.70% series contract	11.021	15.506546	171
Wilshire Global Allocation Fund - 1.65% series contract	459.250	15.562368	7,147
Wilshire Global Allocation Fund - 1.55% series contract	7,020.636	15.674587	110,046
Wilshire Global Allocation Fund - 1.50% series contract	4.691	15.731028	74
Wilshire Global Allocation Fund - 1.40% series contract	62,157.517	15.844439	984,851
Wilshire Global Allocation Fund - 1.25% series contract	45,565.982	16.016155	729,792
Wilshire Global Allocation Fund - 1.00% series contract	8,211.718	16.305632	133,897

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$16,159	$9,102	$7,057	$19,342	$0	$204,160	$223,502	$230,559
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	23,395	69,088	(45,693)	20,826	780,616	157,098	958,540	912,847
Invesco V.I. Comstock Fund-Series I Shares	97,092	80,378	16,714	186,217	612,201	32,589	831,007	847,721
Invesco V.I. Core Equity Fund-Series I Shares	4,150	8,999	(4,849)	1,722	47,770	42,151	91,643	86,794
Invesco V.I. Discovery Large Cap Fund-Series II Shares	0	135,634	(135,634)	172,579	1,331,820	(268,186)	1,236,213	1,100,579
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	65,079	(65,079)	(5,422)	480,456	(264,630)	210,404	145,325
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,380	4,782	598	487	25,724	16,888	43,099	43,697
Invesco V.I. Equity and Income Fund-Series II Shares	29,143	22,041	7,102	(35,872)	83,615	101,566	149,309	156,411
Invesco V.I. EQV International Equity Fund-Series II Shares	25,312	26,571	(1,259)	(9,118)	138,124	158,966	287,972	286,713
Invesco V.I. Global Fund-Series II Shares	0	69,314	(69,314)	(112,541)	1,020,393	(164,173)	743,679	674,365
Invesco V.I. Global Real Estate Fund-Series II Shares	49,853	36,189	13,664	(59,414)	0	217,213	157,799	171,463
Invesco V.I. Government Securities Fund-Series II Shares	12,631	6,271	6,360	(2,534)	0	19,208	16,674	23,034
Invesco V.I. Health Care Fund-Series I Shares	0	11,447	(11,447)	8,237	33,893	75,071	117,201	105,754
Invesco V.I. Main Street Fund®-Series II Shares	12,458	53,179	(40,721)	(271,337)	249,965	569,931	548,559	507,838
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	2,012	26,223	(24,211)	29,880	192,640	(68,794)	153,726	129,515
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	9,500	57,646	(48,146)	103,643	422,399	(217,486)	308,556	260,410
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	55,487	(55,487)	4,620	183,901	144,659	333,180	277,693
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	175,276	124,406	50,870	52,520	991,155	96,175	1,139,850	1,190,720
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29,321	17,239	12,082	(900)	0	79,603	78,703	90,785
Morningstar Growth ETF Asset Allocation Portfolio-Class II	297,061	269,960	27,101	421,697	1,491,691	1,228,212	3,141,600	3,168,701
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	89,507	53,190	36,317	2,641	314,426	29,347	346,414	382,731
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,163	3,478	(2,315)	1,712	24,003	(1,207)	24,508	22,193
Technology Growth Portfolio-Initial Shares	0	11,558	(11,558)	(3,537)	367,997	(155,156)	209,304	197,746
BNY Mellon Stock Index Fund, Inc. - Service Shares	244,942	428,846	(183,904)	2,182,151	1,817,629	810,142	4,809,922	4,626,018
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	1,023	23,612	(22,589)	39,712	147,084	71,435	258,231	235,642
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	1,410	12,403	(10,993)	(7,087)	131,799	(44,645)	80,067	69,074
Government Money Market Portfolio	198,082	68,504	129,578	0	0	0	0	129,578
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	5,290	22,271	(16,981)	84,150	146,979	41,480	272,609	255,628
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	82,359	102,339	(19,980)	(413,610)	1,247,156	1,022,066	1,855,612	1,835,632
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A	2,118	2,904	(786)	5,409	0	31,632	37,041	36,255
DWS Small Mid Cap Value VIP-Class B	2,385	5,412	(3,027)	(10,926)	46,989	32,818	68,881	65,854

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2025

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$33,540	$22,332	$11,208	$(6,330)	$185,913	$151,223	$330,806	$342,014
Franklin Mutual Shares VIP Fund -Class 2	26,894	17,059	9,835	(44,784)	132,508	28,117	115,841	125,676
Franklin Small Cap Value VIP Fund -Class 2	13,774	16,956	(3,182)	25,609	107,426	(52,153)	80,882	77,700
Franklin U.S. Government Securities VIP Fund -Class 2	26,131	10,668	15,463	(23,402)	0	47,655	24,253	39,716
Templeton Foreign VIP Fund -Class 2	86,539	48,665	37,874	21,190	241,637	592,638	855,465	893,339
Templeton Global Bond VIP Fund -Class 2	0	19,547	(19,547)	(74,615)	0	299,291	224,676	205,129
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	132,690	104,758	27,932	464,234	239,106	260,022	963,362	991,294
Janus Henderson VIT Enterprise Portfolio-Service Shares	3,238	86,837	(83,599)	30,657	576,944	(143,116)	464,485	380,886
Janus Henderson VIT Global Research Portfolio-Service Shares	776	2,537	(1,761)	13,059	16,924	2,702	32,685	30,924
Janus Henderson VIT Overseas Portfolio-Service Shares	125,887	127,038	(1,151)	587,019	0	1,661,847	2,248,866	2,247,715
Janus Henderson VIT Research Portfolio-Service Shares	0	63,902	(63,902)	377,796	385,592	31,749	795,137	731,235
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	33,288	(33,288)	51,550	390,145	(277,154)	164,541	131,253
LVIP American Century Large Company Value Fund-Service Class	78,552	78,620	(68)	218,897	385,213	178,590	782,700	782,632
LVIP American Century Mid Cap Value Fund-Service Class	84,143	67,182	16,961	(34,997)	422,557	(34,892)	352,668	369,629
LVIP American Century Ultra® Fund-Service Class	0	4,682	(4,682)	21,708	29,180	(11,962)	38,926	34,244
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	12,041	35,657	(23,616)	(563,908)	0	912,525	348,617	325,001
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	4,914	(4,914)	6,870	50,211	(38,473)	18,608	13,694
Quality Equity Portfolio-Class S	0	32,400	(32,400)	148,652	138,103	13,406	300,161	267,761
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	177,825	36,676	141,149	(27,389)	0	91,682	64,293	205,442
PIMCO Real Return Portfolio - Administrative Class	114,595	45,804	68,791	(16,764)	0	166,635	149,871	218,662
PIMCO Total Return Portfolio - Administrative Class	388,201	124,389	263,812	(256,142)	0	680,563	424,421	688,233
Wilshire Variable Insurance Trust:				`
Wilshire Global Allocation Fund	60,032	26,591	33,441	22,987	58,641	178,682	260,310	293,751

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$7,057 $	19,342	$0	$204,160	$230,559	$21,309	$83,479	$(10,528)	$(72,698)	$157,861	$616,128	$773,989
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(45,693)	20,826	780,616	157,098	912,847	91,714	811,772	(44,588)	(764,646)	148,201	5,238,241	5,386,442
Invesco V.I. Comstock Fund-Series I Shares	16,714	186,217	612,201	32,589	847,721	84,941	661,096	(146,142)	(722,297)	125,424	5,896,888	6,022,312
Invesco V.I. Core Equity Fund-Series I Shares	(4,849)	1,722	47,770	42,151	86,794	5,116	96,998	(548)	(92,430)	(5,636)	640,789	635,153
Invesco V.I. Discovery Large Cap Fund-Series II Shares	(135,634)	172,579	1,331,820	(268,186)	1,100,579	191,455	1,007,631	19,909	(796,267)	304,312	10,459,707	10,764,019
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(65,079)	(5,422)	480,456	(264,630)	145,325	85,115	479,982	19,138	(375,729)	(230,404)	5,150,296	4,919,892
Invesco V.I. Diversified Dividend Fund-Series I Shares	598	487	25,724	16,888	43,697	5,312	33,685	(4,221)	(32,594)	11,103	340,769	351,872
Invesco V.I. Equity and Income Fund-Series II Shares	7,102	(35,872)	83,615	101,566	156,411	28,273	224,544	3,055	(193,216)	(36,805)	1,615,337	1,578,532
Invesco V.I. EQV International Equity Fund-Series II Shares	(1,259)	(9,118)	138,124	158,966	286,713	65,291	234,805	97,838	(71,676)	215,037	1,933,965	2,149,002
Invesco V.I. Global Fund-Series II Shares	(69,314)	(112,541)	1,020,393	(164,173)	674,365	127,390	584,568	(36,070)	(493,248)	181,117	5,344,871	5,525,988
Invesco V.I. Global Real Estate Fund-Series II Shares	13,664	(59,414)	0	217,213	171,463	140,002	308,373	(10,132)	(178,503)	(7,040)	2,824,717	2,817,677
Invesco V.I. Government Securities Fund-Series II Shares	6,360	(2,534)	0	19,208	23,034	4,260	33,501	21,881	(7,360)	15,674	426,534	442,208
Invesco V.I. Health Care Fund-Series I Shares	(11,447)	8,237	33,893	75,071	105,754	12,632	108,441	3,783	(92,026)	13,728	790,074	803,802
Invesco V.I. Main Street Fund®-Series II Shares	(40,721)	(271,337)	249,965	569,931	507,838	46,254	574,950	(126,322)	(655,018)	(147,180)	4,122,255	3,975,075
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(24,211)	29,880	192,640	(68,794)	129,515	28,936	281,314	(66,756)	(319,134)	(189,619)	2,088,908	1,899,289
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(48,146)	103,643	422,399	(217,486)	260,410	83,665	694,983	(125,697)	(737,015)	(476,605)	4,649,413	4,172,808
Invesco V.I. Small Cap Equity Fund-Series I Shares	(55,487)	4,620	183,901	144,659	277,693	119,457	461,080	(4,866)	(346,489)	(68,796)	4,360,807	4,292,011
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	50,870	52,520	991,155	96,175	1,190,720	256,321	1,391,637	10,190	(1,125,126)	65,594	9,587,600	9,653,194
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	12,082	(900)	0	79,603	90,785	29,616	455,495	24,543	(401,336)	(310,551)	1,431,108	1,120,557
Morningstar Growth ETF Asset Allocation Portfolio-Class II	27,101	421,697	1,491,691	1,228,212	3,168,701	502,327	2,234,800	3,809	(1,728,664)	1,440,037	20,041,449	21,481,486
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	36,317	2,641	314,426	29,347	382,731	61,463	304,911	283	(243,165)	139,566	3,938,218	4,077,784
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,315)	1,712	24,003	(1,207)	22,193	6,484	15,988	11,601	2,097	24,290	263,320	287,610
Technology Growth Portfolio-Initial Shares	(11,558)	(3,537)	367,997	(155,156)	197,746	5,058	134,801	(2,238)	(131,981)	65,765	774,327	840,092
BNY Mellon Stock Index Fund, Inc. - Service Shares	(183,904)	2,182,151	1,817,629	810,142	4,626,018	408,556	4,486,351	133,744	(3,944,051)	681,967	32,040,529	32,722,496
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(22,589)	39,712	147,084	71,435	235,642	19,304	82,652	(10,707)	(74,055)	161,587	1,749,220	1,910,807
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(10,993)	(7,087)	131,799	(44,645)	69,074	7,123	26,885	(3,872)	(23,634)	45,440	846,853	892,293
Government Money Market Portfolio	129,578	0	0	0	129,578	117,016	803,916	79,112	(607,788)	(478,210)	5,406,398	4,928,188
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(16,981)	84,150	146,979	41,480	255,628	44,787	159,508	(96,661)	(211,382)	44,246	1,713,520	1,757,766
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(19,980)	(413,610)	1,247,156	1,022,066	1,835,632	128,891	919,915	(47,619)	(838,643)	996,989	7,665,475	8,662,464
Deutsche DWS Variable Series II - Class A:
DWS International Opportunities VIP-Class A	(786)	5,409	0	31,632	36,255	4,416	11,943	(644)	(8,171)	28,084	210,107	238,191
DWS Small Mid Cap Value VIP-Class B	(3,027)	(10,926)	46,989	32,818	65,854	32,937	27,468	10,333	15,802	81,656	399,532	481,188

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2025

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$11,208	$(6,330)	$185,913	$151,223	$342,014	$40,971	$73,114	$(10,311)	$(42,454)	$299,560	$1,602,935	$1,902,495
Franklin Mutual Shares VIP Fund -Class 2	9,835	(44,784)	132,508	28,117	125,676	29,640	182,877	(10,305)	(163,542)	(37,866)	1,396,437	1,358,571
Franklin Small Cap Value VIP Fund -Class 2	(3,182)	25,609	107,426	(52,153)	77,700	29,424	73,979	(32,848)	(77,403)	297	1,320,937	1,321,234
Franklin U.S. Government Securities VIP Fund -Class 2	15,463	(23,402)	0	47,655	39,716	18,558	112,304	11,806	(81,940)	(42,224)	795,907	753,683
Templeton Foreign VIP Fund -Class 2	37,874	21,190	241,637	592,638	893,339	120,911	559,145	64,834	(373,400)	519,939	3,328,112	3,848,051
Templeton Global Bond VIP Fund -Class 2	(19,547)	(74,615)	0	299,291	205,129	74,898	254,488	(24,556)	(204,146)	983	1,473,259	1,474,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	27,932	464,234	239,106	260,022	991,294	179,246	1,106,919	31,097	(896,576)	94,718	8,082,344	8,177,062
Janus Henderson VIT Enterprise Portfolio-Service Shares	(83,599)	30,657	576,944	(143,116)	380,886	180,017	834,911	(31,541)	(686,435)	(305,549)	6,958,182	6,652,633
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,761)	13,059	16,924	2,702	30,924	1,185	20,025	125	(18,715)	12,209	175,930	188,139
Janus Henderson VIT Overseas Portfolio-Service Shares	(1,151)	587,019	0	1,661,847	2,247,715	252,437	1,086,758	(34,228)	(868,549)	1,379,166	8,768,338	10,147,504
Janus Henderson VIT Research Portfolio-Service Shares	(63,902)	377,796	385,592	31,749	731,235	65,824	1,045,658	(418,248)	(1,398,082)	(666,847)	5,090,187	4,423,340
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(33,288)	51,550	390,145	(277,154)	131,253	54,228	271,788	(37,448)	(255,008)	(123,755)	2,493,129	2,369,374
LVIP American Century Large Company Value Fund-Service Class	(68)	218,897	385,213	178,590	782,632	191,844	620,375	(273,868)	(702,399)	80,233	6,073,048	6,153,281
LVIP American Century Mid Cap Value Fund-Service Class	16,961	(34,997)	422,557	(34,892)	369,629	167,224	529,692	(8,090)	(370,558)	(929)	5,190,747	5,189,818
LVIP American Century Ultra® Fund-Service Class	(4,682)	21,708	29,180	(11,962)	34,244	1,260	84,528	(6,432)	(89,700)	(55,456)	351,087	295,631
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	(23,616)	(563,908)	0	912,525	325,001	69,582	484,148	(13,121)	(427,687)	(102,686)	2,593,443	2,490,757
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,914)	6,870	50,211	(38,473)	13,694	4,022	29,499	(18)	(25,495)	(11,801)	334,147	322,346
Quality Equity Portfolio-Class S	(32,400)	148,652	138,103	13,406	267,761	33,658	372,564	(12,344)	(351,250)	(83,489)	2,518,979	2,435,490
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	141,149	(27,389)	0	91,682	205,442	97,175	314,072	(43,035)	(259,932)	(54,490)	2,879,745	2,825,255
PIMCO Real Return Portfolio - Administrative Class	68,791	(16,764)	0	166,635	218,662	109,933	519,475	4,069	(405,473)	(186,811)	3,485,213	3,298,402
PIMCO Total Return Portfolio - Administrative Class	263,812	(256,142)	0	680,563	688,233	337,328	1,534,502	228,543	(968,631)	(280,398)	9,481,425	9,201,027
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	33,441	22,987	58,641	178,682	293,751	89,958	291,796	(1,059)	(202,897)	90,854	1,924,380	2,015,234

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets		Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$6,569	$6,712	$0	$8,888	$22,169	$21,533	$49,263	$4,436	$(23,294)	$(1,125	) $	617,253	$616,128
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(19,720)	19,611	112,085	1,136,204	1,248,180	104,607	643,787	(56,780)	(595,960)	652,220		4,586,021	5,238,241
Invesco V.I. Capital Appreciation Fund-Series II Shares	(128,400)	126,277	0	2,657,383	2,655,260	189,023	801,214	(111,361)	(723,552)	1,931,708		8,527,999	10,459,707
Invesco V.I. Comstock Fund-Series I Shares	17,941	78,549	410,503	262,652	769,645	107,516	765,280	(85,539)	(743,303)	26,342		5,870,546	5,896,888
Invesco V.I. Conservative Balanced Fund-Series II Shares (*)	16,146	20,803	0	(20,901)	16,048	7,586	37,283	(827,054)	(856,751)	(840,703)		840,703	0
Invesco V.I. Core Equity Fund-Series I Shares	(4,485)	(6,062)	48,391	85,126	122,970	5,788	57,431	29,162	(22,481)	100,489		540,300	640,789
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(66,307)	(44,111)	0	1,099,244	988,826	89,320	482,572	(49,222)	(442,474)	546,352		4,603,944	5,150,296
Invesco V.I. Diversified Dividend Fund-Series I Shares	835	(147)	13,331	28,608	42,627	5,113	84,746	(6,688)	(86,321)	(43,694)		384,463	340,769
Invesco V.I. Equity and Income Fund-Series II Shares	5,438	(18,854)	61,876	85,444	133,904	27,105	175,882	830,306	681,529	815,433		799,904	1,615,337
Invesco V.I. EQV International Equity Fund-Series II Shares	4,892	(16,527)	10,865	(10,764)	(11,534)	76,450	180,906	(24,248)	(128,704)	(140,238)		2,074,203	1,933,965
Invesco V.I. Global Fund-Series II Shares	(71,040)	(21,930)	314,522	491,808	713,360	146,757	467,414	(127,484)	(448,141)	265,219		5,079,652	5,344,871
Invesco V.I. Global Real Estate Fund-Series II Shares	32,257	(63,606)	0	(64,055)	(95,404)	156,344	365,350	(8,671)	(217,677)	(313,081)		3,137,798	2,824,717
Invesco V.I. Government Securities Fund-Series II Shares	3,883	(4,598)	0	489	(226)	7,795	33,210	2,500	(22,915)	(23,141)		449,675	426,534
Invesco V.I. Health Care Fund-Series I Shares	(12,754)	(18,068)	0	63,861	33,039	13,057	144,189	18,937	(112,195)	(79,156)		869,230	790,074
Invesco V.I. Main Street Fund®-Series II Shares	(52,402)	(166,992)	404,489	567,925	753,020	56,843	278,273	(30,031)	(251,461)	501,559		3,620,696	4,122,255
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(24,959)	(36,950)	51,921	298,223	288,235	34,297	208,377	25,727	(148,353)	139,882		1,949,026	2,088,908
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(61,693)	110,601	165,497	241,787	456,192	102,722	339,727	23,350	(213,655)	242,537		4,406,876	4,649,413
Invesco V.I. Small Cap Equity Fund-Series I Shares	(49,281)	9,823	191,762	485,296	637,600	136,399	366,070	32,951	(196,720)	440,880		3,919,927	4,360,807
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	39,698	(24,018)	89,761	695,806	801,247	231,629	1,314,624	403,511	(679,484)	121,763		9,465,837	9,587,600
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	8,462	(52,753)	0	125,097	80,806	46,819	314,632	(552,006)	(819,819)	(739,013)		2,170,121	1,431,108
Morningstar Growth ETF Asset Allocation Portfolio-Class II	28,403	241,924	405,827	1,457,867	2,134,021	588,452	2,171,245	(228,678)	(1,811,471)	322,550		19,718,899	20,041,449
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	30,035	(47,729)	25,149	262,939	270,394	63,603	586,109	210	(522,296)	(251,902)		4,190,120	3,938,218
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,332)	11,343	5,055	23,793	37,859	5,784	19,744	(91,471)	(105,431)	(67,572)		330,892	263,320
Technology Growth Portfolio-Initial Shares	(11,017)	26,328	0	143,374	158,685	5,497	118,133	24,387	(88,249)	70,436		703,891	774,327
BNY Mellon Stock Index Fund, Inc. - Service Shares	(138,500)	1,298,605	1,918,288	3,132,729	6,211,122	467,153	2,631,940	(339,082)	(2,503,869)	3,707,253		28,333,276	32,040,529
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(16,759)	86,100	11,395	273,038	353,774	20,926	159,996	(27,142)	(166,212)	187,562		1,561,658	1,749,220
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(10,674)	(2,400)	61,293	36,774	84,993	7,311	27,259	(258)	(20,206)	64,787		782,066	846,853
Government Money Market Portfolio	101,892	0	0	0	101,892	94,332	509,609	3,115,033	2,699,756	2,801,648		2,604,750	5,406,398
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(14,524)	34,993	23,054	236,706	280,229	45,373	115,101	6,064	(63,664)	216,565		1,496,955	1,713,520
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(16,430)	(262,409)	1,550,415	(112,063)	1,159,513	138,050	811,451	(24,394)	(697,795)	461,718		7,203,757	7,665,475
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(102)	3,843	0	12,276	16,017	5,597	11,876	162	(6,117)	9,900		200,207	210,107
DWS Small Mid Cap Value VIP-Class B	(1,897)	(3,220)	18,559	2,728	16,170	23,729	13,774	2,801	12,756	28,926		370,606	399,532

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets		Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$7,232	$(3,865)	$120,581	$(67,595)	$56,353	$46,027	$134,104	$(1,554	) $	(89,631)	$(33,278	) $	1,636,213	$1,602,935
Franklin Mutual Shares VIP Fund -Class 2	10,346	(43,935)	30,222	143,508	140,141	35,565	173,248	(21,894)		(159,577)	(19,436)		1,415,873	1,396,437
Franklin Small Cap Value VIP Fund -Class 2	(5,312)	988	30,666	100,435	126,777	32,748	125,591	(2,518)		(95,361)	31,416		1,289,521	1,320,937
Franklin U.S. Government Securities VIP Fund -Class 2	13,396	(22,385)	0	7,675	(1,314)	21,723	108,574	677		(86,174)	(87,488)		883,395	795,907
Templeton Foreign VIP Fund -Class 2	38,951	(2,414)	0	(105,016)	(68,479)	144,445	312,098	4,678		(162,975)	(231,454)		3,559,566	3,328,112
Templeton Global Bond VIP Fund -Class 2	(20,803)	(99,482)	0	(93,507)	(213,792)	84,726	184,544	(34,964)		(134,782)	(348,574)		1,821,833	1,473,259
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	31,904	411,680	0	584,214	1,027,798	199,034	797,641	83,766		(514,841)	512,957		7,569,387	8,082,344
Janus Henderson VIT Enterprise Portfolio-Service Shares	(46,786)	125,068	304,818	501,876	884,976	212,213	651,432	(111,164)		(550,383)	334,593		6,623,589	6,958,182
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,362)	3,375	5,433	23,649	31,095	1,186	4,802	(5)		(3,621)	27,474		148,456	175,930
Janus Henderson VIT Overseas Portfolio-Service Shares	(6,417)	357,875	0	34,154	385,612	274,431	835,370	14,208		(546,731)	(161,119)		8,929,457	8,768,338
Janus Henderson VIT Research Portfolio-Service Shares	(67,435)	319,451	153,613	1,019,699	1,425,328	114,618	590,806	(399,056)		(875,244)	550,084		4,540,103	5,090,187
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(32,547)	6,980	143,684	378,139	496,256	50,746	214,300	(43,802)		(207,356)	288,900		2,204,229	2,493,129
LVIP American Century Large Company Value Fund-Service Class	66,150	216,345	110,725	144,428	537,648	217,236	755,745	(29,390)		(567,899)	(30,251)		6,103,299	6,073,048
LVIP American Century Mid Cap Value Fund-Service Class	56,273	(31,500)	241,609	86,241	352,623	194,023	380,378	(20,031)		(206,386)	146,237		5,044,510	5,190,747
LVIP American Century Ultra® Fund-Service Class	(4,899)	20,416	30,274	32,487	78,278	1,560	59,255	14,660		(43,035)	35,243		315,844	351,087
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	(27,770)	(1,267,845)	0	2,062,343	766,728	71,049	285,658	(99,670)		(314,279)	452,449		2,140,994	2,593,443
U.S. Real Estate Portfolio - Class I (**)	32,270	(42,165)	0	323,414	313,519	44,200	267,794	(2,499,533)		(2,723,127)	(2,409,608)		2,409,608	0
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,512)	1,400	20,252	43,383	60,523	4,169	8,684	(851)		(5,366)	55,157		278,990	334,147
Sustainable Equity Portfolio-Class S	(33,532)	143,093	114,169	293,219	516,949	39,185	336,582	(1,777)		(299,174)	217,775		2,301,204	2,518,979
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	132,884	(35,305)	0	59,068	156,647	111,096	330,974	(19,951)		(239,829)	(83,182)		2,962,927	2,879,745
PIMCO Real Return Portfolio - Administrative Class	46,419	(32,532)	0	15,427	29,314	128,742	415,488	(13,102)		(299,848)	(270,534)		3,755,747	3,485,213
PIMCO Total Return Portfolio - Administrative Class	264,909	(188,456)	0	39,756	116,209	388,119	1,217,671	86,090		(743,462)	(627,253)		10,108,678	9,481,425
Rydex Variable Trust:
Guggenheim Long Short Equity Fund (***)	(2,953)	80,410	0	(50,714)	26,743	3,634	32,775	(366,163)		(395,304)	(368,561)		368,561	0
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	8,701	(13,832)	0	178,687	173,556	102,722	269,717	(37,769)		(204,764)	(31,208)		1,955,588	1,924,380

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period January 1, 2024 through the liquidation date of December 4, 2024.
(***)	For the period January 1, 2024 through the liquidation date of August 16, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2025 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Large Cap-Series II Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Equity and Income Fund-Series II Shares

•	Invesco V.I. EQV International Equity Fund-Series II Shares

•	Invesco V.I. Global Fund-Series II Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series II Shares

•	Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

•	Invesco V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Equity Portfolio

Deutsche DWS Variable Series II:

•	DWS International Opportunities VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio-Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Service Class

•	LVIP American Century Mid Cap Value Fund-Service Class

•	LVIP American Century Ultra® Fund-Service Class

Morgan Stanley Variable Insurance Fund, Inc.:

•	Discovery Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Quality Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Neuberger Berman Advisers Management Trust: Effective on July 28, 2025, Neuberger Berman Sustainable Equity Portfolio was renamed Neuberger Berman Quality Equity Portfolio.

Deutsche DWS Variable Series II: Effective on May 1, 2025, DWS International Growth VIP was renamed DWS International Opportunities VIP.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on April 30, 2025, Invesco V.I. Capital Appreciation Fund was renamed Invesco V.I. Discovery Large Cap Fund.

Morgan Stanley Variable Insurance Fund, Inc.: The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 5, 2024, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Rydex Variable Trust: Effective on or about August 16, 2024, Guggenheim Long Short Equity Fund liquidated.

Davis Variable Account Fund, Inc.: Effective June 30, 2024, Davis Value Portfolio was renamed Davis Equity Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on or about April 26, 2024, Invesco V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares and Class II shares reorganized into Service Class shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2025.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2025:

2.00% Series Contracts	$22,180
1.95% Series Contracts	2,545
1.80% Series Contracts	8,873
1.75% Series Contracts	29,200
1.70% Series Contracts	8,024
1.65% Series Contracts	61,592
1.55% Series Contracts	106,865
1.50% Series Contracts	36,687
1.45% Series Contracts	30,855
1.40% Series Contracts	783,231
1.25% Series Contracts	1,763,149
1.00% Series Contracts	40,854

$2,894,055

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $74,783 for the year ended December 31, 2025.

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (“MMALIS”), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2025 are as follows:

	2025
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$28,906	$94,547
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	841,358	871,081
Invesco V.I. Comstock Fund-Series I Shares	737,624	831,006
Invesco V.I. Core Equity Fund-Series I Shares	54,981	104,490
Invesco V.I. Discovery Large Cap Fund-Series II Shares	1,579,183	1,179,264
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	535,568	495,920
Invesco V.I. Diversified Dividend Fund-Series I Shares	48,220	54,492
Invesco V.I. Equity and Income Fund-Series II Shares	127,336	229,835
Invesco V.I. EQV International Equity Fund-Series II Shares	292,716	227,527
Invesco V.I. Global Fund-Series II Shares	1,088,275	630,444
Invesco V.I. Global Real Estate Fund-Series II Shares	132,882	297,721
Invesco V.I. Government Securities Fund-Series II Shares	43,286	44,286
Invesco V.I. Health Care Fund-Series I Shares	42,810	112,390
Invesco V.I. Main Street Fund®-Series II Shares	301,895	747,669
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	208,172	358,877
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	484,228	846,990
Invesco V.I. Small Cap Equity Fund-Series I Shares	257,763	475,838
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,375,104	1,458,205
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	77,306	466,560
Morningstar Growth ETF Asset Allocation Portfolio-Class II	2,037,286	2,247,158
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	429,786	322,208
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41,685	17,900
Technology Growth Portfolio-Initial Shares	375,072	150,614
BNY Mellon Stock Index Fund, Inc. - Service Shares	2,352,489	4,662,815
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	157,844	107,404
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	135,501	38,329
Government Money Market Portfolio	359,795	838,005
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	182,770	264,154
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	1,403,225	1,014,692
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A	6,567	15,524
DWS Small Mid Cap Value VIP-Class B	89,993	30,229
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	254,057	99,390
Franklin Mutual Shares VIP Fund -Class 2	174,448	195,647
Franklin Small Cap Value VIP Fund -Class 2	142,980	116,139
Franklin U.S. Government Securities VIP Fund -Class 2	47,145	113,622
Templeton Foreign VIP Fund -Class 2	504,594	598,483
Templeton Global Bond VIP Fund -Class 2	60,825	284,518

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2025, are as follows:

	2025
	Cost of Purchases	Proceeds from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$558,954	$1,188,492
Janus Henderson VIT Enterprise Portfolio-Service Shares	672,067	865,157
Janus Henderson VIT Global Research Portfolio-Service Shares	18,287	21,839
Janus Henderson VIT Overseas Portfolio-Service Shares	255,677	1,125,377
Janus Henderson VIT Research Portfolio-Service Shares	519,292	1,595,684
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	445,310	343,462
LVIP American Century Large Company Value Fund-Service Class	585,610	902,864
LVIP American Century Mid Cap Value Fund-Service Class	637,061	568,101
LVIP American Century Ultra® Fund-Service Class	31,917	97,119
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	70,250	521,553
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	52,447	32,645
Quality Equity Portfolio-Class S	162,302	407,849
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	232,581	351,364
PIMCO Real Return Portfolio - Administrative Class	179,922	516,604
PIMCO Total Return Portfolio - Administrative Class	824,605	1,529,424
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185,407	296,222

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	1,022.969	39.310	0.000	1,062.279
AB International Value Portfolio - Class B - 1.75% series contract	9.141	0.000	0.029	9.112
AB International Value Portfolio - Class B - 1.65% series contract	9.147	0.000	0.028	9.119
AB International Value Portfolio - Class B - 1.55% series contract	5,280.784	120.814	1,172.528	4,229.070
AB International Value Portfolio - Class B - 1.50% series contract	1,120.351	17.408	356.566	781.193
AB International Value Portfolio - Class B - 1.45% series contract	1,747.366	16.837	91.205	1,672.998
AB International Value Portfolio - Class B - 1.25% series contract	68,486.658	1,829.748	8,022.113	62,294.293
AB International Value Portfolio - Class B - 1.00% series contract	1,590.845	22.309	290.842	1,322.312
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	577.651	11.754	0.000	589.405
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.102	0.000	0.028	9.074
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	149.442	154.510
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	9.107	0.000	0.027	9.080
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	1,312.892	41.886	710.048	644.730
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	2,872.050	48.308	426.884	2,493.474
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	1,740.990	20.184	177.868	1,583.306
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	573.692	3.241	1.904	575.029
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	37,064.872	307.915	7,081.866	30,290.921
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	64,807.114	1,546.354	6,547.443	59,806.025
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,283.887	10.782	135.431	1,159.238
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,879.210	74.585	794.031	3,159.764
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	415.691	2.850	0.000	418.541
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	3,157.347	0.000	798.611	2,358.736
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	214.427	243.979
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	3,732.326	0.545	1,464.462	2,268.409
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,082.910	0.000	19.560	1,063.350
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,449.451	14.451	0.248	1,463.654
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	88,414.141	1,097.784	4,882.334	84,629.591
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	77,164.491	823.338	15,208.115	62,779.714
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	629.546	35.546	0.235	664.857
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	747.229	0.000	29.229	718.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	6.505	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	201.378	7.315	25.215	183.478
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	17,498.855	138.298	2,560.840	15,076.313
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 2.00% series contract	915.455	0.000	52.806	862.649
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.80% series contract	1,788.395	22.073	0.127	1,810.341
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.75% series contract	30.535	0.000	21.489	9.046
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.70% series contract	76.608	0.000	0.078	76.530
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.65% series contract *	2,976.111	11.396	0.027	2,987.480
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.65% series contract	113.425	17.780	24.524	106.681
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.55% series contract	9,304.035	371.479	1,377.087	8,298.427
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.50% series contract	2,858.035	40.929	534.706	2,364.258
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.45% series contract	2,778.191	10.425	141.212	2,647.404
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.40% series contract	24,506.646	529.544	2,504.283	22,531.907
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.25% series contract	188,721.685	6,429.388	16,974.945	178,176.128
Invesco V.I. Discovery Large Cap Fund-Series II Shares - 1.00% series contract	8,414.320	83.400	3,510.207	4,987.513
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,570.312	0.000	90.581	1,479.731
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,206.746	37.224	60.841	3,183.129
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.162	0.000	38.677	16.485
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.358	0.000	0.254	400.104
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	1,220.568	0.000	0.050	1,220.518
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,368.489	839.089	1,842.896	9,364.682
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,611.191	98.728	914.731	3,795.188
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,074.348	22.517	187.218	3,909.647
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	69,126.795	746.280	3,671.794	66,201.281
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	227,775.354	4,570.849	22,780.639	209,565.564
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	6,557.568	48.600	1,125.465	5,480.703
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	132.579	2.891	0.054	135.416
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	180.587	20.629	6.285	194.931
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	11,704.983	606.648	1,765.136	10,546.495
Invesco V.I. Equity and Income Fund-Series II Shares - 1.75% series contract	11.645	0.000	0.036	11.609
Invesco V.I. Equity and Income Fund-Series II Shares - 1.70% series contract	29.943	0.000	8.333	21.610
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract***	6,432.988	238.547	464.986	6,206.549
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	273.216	0.000	17.020	256.196
Invesco V.I. Equity and Income Fund-Series II Shares - 1.55% series contract	12.564	0.000	0.036	12.528
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	125,779.680	1,981.396	15,615.370	112,145.706
Invesco V.I. Equity and Income Fund-Series II Shares - 1.25% series contract	10,732.513	105.441	3,403.197	7,434.757
Invesco V.I. Equity and Income Fund-Series II Shares - 1.00% series contract	12.854	0.000	0.048	12.806
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	17.279	0.000	2.889	14.390
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,136.444	0.000	0.028	1,136.416
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.586	0.000	0.027	9.559
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	641.374	29.480	0.218	670.636
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	128,069.497	8,969.041	13,092.410	123,946.128
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,187.130	35.339	106.959	1,115.510
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	39.702	91.334	95.846	35.190
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.116	0.000	0.028	9.088
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	283.983	17.143	292.029	9.097
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	10.725	10.690	0.067	21.348
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	1,811.880	82.947	68.040	1,826.787
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,394.647	100.128	124.726	3,370.049
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	22,286.990	254.395	1,996.984	20,544.401
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	129,440.978	2,994.725	15,603.663	116,832.040
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,151.194	185.949	149.395	3,187.748

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	689.210	0.000	39.756	649.454
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	987.377	168.719	150.205	1,005.891
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.590	0.000	11.497	9.093
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,319.322	6.662	454.466	1,871.518
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,675.689	465.070	550.627	9,590.132
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,424.539	193.572	282.611	5,335.500
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,244.245	10.600	58.676	1,196.169
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	234,277.857	8,291.047	23,541.955	219,026.949
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,449.031	479.202	484.075	6,444.158
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	340.462	4.289	5.607	339.144
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	5,250.782	48.569	200.215	5,099.136
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	29,905.436	2,589.248	3,026.322	29,468.362
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	100.327	1.231	-0.001	101.559
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	19,102.346	375.574	2,398.073	17,079.847
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.113	0.000	0.028	9.085
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.535	0.000	0.027	609.508
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,268.320	61.543	0.000	1,329.863
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.517	0.000	0.027	9.490
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	38,790.335	319.405	5,181.438	33,928.302
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	63,214.523	1,267.024	12,858.382	51,623.165
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	479.316	29.189	0.141	508.364
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,501.360	62.411	452.043	2,111.728
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	392.704	2.811	0.000	395.515
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	2,115.963	55.825	566.451	1,605.337
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.094	0.000	0.027	9.067
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,039.326	41.629	474.131	2,606.824
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,604.460	19.606	0.411	1,623.655
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	10,462.091	82.160	1,238.392	9,305.859
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	56,276.967	753.785	10,299.681	46,731.071
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	345.928	0.000	121.852	224.076
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.052	0.000	0.028	9.024
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	436.208	2.264	242.161	196.311
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	103.679	0.000	6.176	97.503
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	363.895	51.254	1.675	413.474
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	436.610	0.000	17.387	419.223
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	943.011	18.593	41.422	920.182
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	40,886.338	646.423	6,379.948	35,152.813
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	50,538.865	1,217.516	11,011.513	40,744.868
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	28.200	85.970	0.093	114.077
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	560.521	0.000	32.333	528.188
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	26.096	61.619	63.092	24.623
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	12.943	0.000	1.209	11.734
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	592.516	3.141	501.570	94.087
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,281.378	32.867	250.194	2,064.051
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	18.327	21.625	0.000	39.952
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,013.569	110.835	34.404	3,090.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,762.680	100.545	78.406	2,784.819
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	993.126	19.519	-0.001	1,012.646
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	21,794.785	327.129	1,153.138	20,968.776
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	106,336.138	2,868.721	12,236.227	96,968.632
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,126.422	134.594	213.604	3,047.412
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	274.941	0.000	121.668	153.273
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,103.970	0.000	14,400.453	18,703.517
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	120.291	0.000	22.332	97.959
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	43,488.829	70.430	1,517.007	42,042.252
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	2,591.180	81.400	45.796	2,626.784
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	49,457.844	2,391.898	6,803.036	45,046.706
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	370,875.510	10,404.593	50,172.587	331,107.516
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	24,827.275	1,295.927	615.794	25,507.408
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	7,567.389	0.000	1,768.054	5,799.335
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,111.369	0.000	711.213	400.156
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,888.009	0.000	1,881.308	6.701
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,439.371	193.025	1,581.638	8,050.758
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,141.258	182.424	555.963	7,767.719
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	3,124.676	1,006.198	0.103	4,130.771
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	82,315.325	2,712.583	28,306.587	56,721.321
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	29.705	0.000	0.121	29.584
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.121	0.000	0.028	9.093
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	32,570.506	0.000	2,242.117	30,328.389
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,229.166	13.900	1,231.537	11.529
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	87,437.564	957.473	28,583.169	59,811.868
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	9,988.020	1,220.975	1.309	11,207.686
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	25,597.385	190.861	5,493.031	20,295.215
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,746.543	2,973.356	3,326.342	15,393.557
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	786,284.664	14,261.530	55,692.071	744,854.123
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	542.601	0.000	0.490	542.111

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
ALPS Variable Investment Trust:
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.000	0.000	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,865.543	114.277	667.144	5,312.676
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	28,641.407	69.858	1,799.470	26,911.795
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.804	0.000	0.107	6.697
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,355.524	137.277	92.730	7,400.071
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,463.445	6.489	33.832	1,436.102
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,241.586	137.054	387.619	18,991.021
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	5,886.343	0.000	99.653	5,786.690
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	187,779.254	2,750.822	15,479.554	175,050.522
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	230.023	0.000	221.093	8.930
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.083	0.000	0.029	9.054
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.089	0.000	0.028	9.061
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.326	0.305	0.132	10.499
MidCap Stock Portfolio-Service Shares - 1.55% series contract	27.412	0.000	17.952	9.460
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.40% series contract	589.178	0.000	0.102	589.076
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,067.536	553.680	508.296	7,112.920
MidCap Stock Portfolio-Service Shares - 1.00% series contract	286.160	34.463	0.524	320.099
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	30.191	0.000	2.229	27.962
Technology Growth Portfolio-Initial Shares - 1.40% series contract	10,931.758	134.393	1,683.726	9,382.425
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	4,842.119	100.128	1,068.903	3,873.344
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	667.471	4.255	-0.001	671.727
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,392.132	63.117	44.262	1,410.987
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	557.739	0.000	21.793	535.946
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	5,649.668	99.509	1,159.837	4,589.340
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	132.560	101.720
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,126.502	14.784	111.688	2,029.598
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,927.902	12.373	3.142	1,937.133
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	13,066.887	224.864	3,286.594	10,005.157
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	6,434.539	76.588	757.136	5,753.991
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	13,473.127	67.384	338.090	13,202.421
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	227,832.924	3,061.428	23,630.272	207,264.080
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	330,957.147	6,439.449	53,872.554	283,524.042
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	11,149.680	144.279	1,534.932	9,759.027
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.064	0.000	0.028	9.036
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.069	0.000	0.028	9.041
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	39.216	0.000	0.136	39.080
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	14,982.971	93.129	386.427	14,689.673
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	20,064.177	288.580	1,485.639	18,867.118
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	1,105.003	35.993	218.674	922.322
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	600.525	0.000	23.484	577.041
Appreciation Portfolio-Service Shares - 1.70% series contract	281.786	5.050	0.082	286.754
Appreciation Portfolio-Service Shares - 1.65% series contract	687.481	10.851	23.255	675.077
Appreciation Portfolio-Service Shares - 1.40% series contract	15,057.568	128.651	535.450	14,650.769
Government Money Market Portfolio - 2.00% series contract	29,814.239	847.644	6,961.386	23,700.497
Government Money Market Portfolio - 1.80% series contract	92.033	0.000	0.369	91.664
Government Money Market Portfolio - 1.75% series contract	35,640.841	14,707.629	16,878.428	33,470.042
Government Money Market Portfolio - 1.70% series contract	50,199.169	836.605	228.415	50,807.359
Government Money Market Portfolio - 1.65% series contract *	15,947.317	0.000	0.691	15,946.626
Government Money Market Portfolio - 1.65% series contract	73,961.208	1,279.589	2,138.215	73,102.582
Government Money Market Portfolio - 1.55% series contract	289,420.577	26,609.354	5,892.500	310,137.431
Government Money Market Portfolio - 1.50% series contract	14,788.359	1,214.098	735.759	15,266.698
Government Money Market Portfolio - 1.45% series contract	413.980	0.000	14.114	399.866
Government Money Market Portfolio - 1.40% series contract	3,568,665.640	80,225.300	712,060.363	2,936,830.577
Government Money Market Portfolio - 1.25% series contract	1,465,095.874	107,006.456	96,074.062	1,476,028.268
Government Money Market Portfolio - 1.00% series contract	43,773.420	1,978.460	2,157.783	43,594.097
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	24.206	0.000	5.470	18.736
Calamos® Growth and Income Portfolio - 1.65% series contract *	304.848	0.000	13.314	291.534
Calamos® Growth and Income Portfolio - 1.65% series contract	864.293	99.568	27.485	936.376
Calamos® Growth and Income Portfolio - 1.55% series contract	1,823.027	0.000	45.116	1,777.911
Calamos® Growth and Income Portfolio - 1.50% series contract	1,664.821	169.933	-0.001	1,834.755
Calamos® Growth and Income Portfolio - 1.40% series contract	6,807.812	67.229	599.295	6,275.746
Calamos® Growth and Income Portfolio - 1.25% series contract	41,042.862	1,039.893	4,670.113	37,412.642
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.152	0.000	2,156.378	15.774
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.80% series contract	1,825.018	36.546	0.168	1,861.396
Davis Equity Portfolio - 1.75% series contract	47.163	0.000	38.144	9.019
Davis Equity Portfolio - 1.65% series contract *	217.964	0.000	13.602	204.362
Davis Equity Portfolio - 1.65% series contract	532.819	48.979	24.371	557.427
Davis Equity Portfolio - 1.55% series contract	9,850.101	153.422	2,193.266	7,810.257
Davis Equity Portfolio - 1.50% series contract	4,422.377	71.184	807.496	3,686.065
Davis Equity Portfolio - 1.45% series contract	4,384.538	19.702	196.560	4,207.680
Davis Equity Portfolio - 1.40% series contract	13,756.414	156.106	2,539.225	11,373.295
Davis Equity Portfolio - 1.25% series contract	218,438.622	3,676.071	23,643.481	198,471.212
Davis Equity Portfolio - 1.00% series contract	7,714.636	86.370	1,118.400	6,682.606
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A - 2.00% series contract	28.215	0.000	1.539	26.676
DWS International Opportunities VIP-Class A - 1.75% series contract	9.141	0.000	0.028	9.113
DWS International Opportunities VIP-Class A - 1.65% series contract	9.146	0.000	0.027	9.119
DWS International Opportunities VIP-Class A - 1.55% series contract	9.548	0.000	0.027	9.521
DWS International Opportunities VIP-Class A - 1.25% series contract	13,965.237	308.348	792.402	13,481.183
DWS International Opportunities VIP-Class A - 1.00% series contract	8.934	0.000	0.033	8.901
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.176	0.000	0.028	9.148
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.182	0.000	0.028	9.154
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	1,036.924	0.000	132.972	903.952
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	576.667	28.895	0.071	605.491
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,679.905	1,836.008	993.218	16,522.695
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.158	0.000	123.309	140.849

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	9.232	0.000	0.029	9.203
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,816.602	15.981	0.158	1,832.425
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	250.070	0.000	0.141	249.929
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	861.257	68.303	0.397	929.163
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	51,661.348	1,341.616	2,676.711	50,326.253
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	821.985	17.705	160.349	679.341
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.113	0.000	0.028	9.085
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	323.176	0.000	13.458	309.718
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,990.288	49.230	296.112	2,743.406
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	412.485	0.000	0.591	411.894
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	63,431.484	1,087.355	8,644.357	55,874.482
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.173	0.000	0.216	64.957
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,330.545	35.346	274.981	1,090.910
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	175.325	1.362	0.000	176.687
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,523.263	63.910	333.824	1,253.349
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.504	0.000	0.028	239.476
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,558.603	0.000	12.065	1,546.538
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	786.289	1.621	0.383	787.527
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	23,493.070	600.940	1,814.388	22,279.622
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	248.410	18.312	25.226	241.496
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	6,466.294	146.989	1,490.627	5,122.656
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	413.640	3.720	-0.001	417.361
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	342.729	0.000	0.065	342.664
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	8,931.364	262.462	1,197.085	7,996.741
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.206	0.000	0.028	9.178
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,256.903	1,020.829	923.363	2,354.369
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	573.688	0.000	0.515	573.173
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.542	0.000	2.303	65.239
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	54,945.071	1,231.431	6,713.854	49,462.648
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	2,539.201	66.722	140.452	2,465.471
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	9,770.770	217.839	1,909.660	8,078.949
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,306.937	9.821	0.000	1,316.758
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	74.730	148.437	164.200	58.967
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	7,557.963	213.525	2,031.163	5,740.325
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,936.030	0.000	739.099	5,196.931
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	260.725	45.011	32.042	273.694
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	8,845.033	167.673	268.091	8,744.615
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	8,541.492	72.779	410.945	8,203.326
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	34,688.194	1,050.437	7,753.184	27,985.447
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	224,348.906	16,352.771	33,841.734	206,859.943
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,520.873	340.006	223.862	5,637.017
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	1,158.163	0.000	465.750	692.413
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	320.257	95.927	101.340	314.844
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,137.952	214.309	187.160	1,165.101
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,274.517	42.040	0.156	2,316.401
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,550.295	40.506	92.368	1,498.433
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	700.958	83.607	0.080	784.485
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	134,786.516	5,903.103	23,098.815	117,590.804
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,164.729	159.045	481.735	1,842.039
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	26.660	58.269	61.259	23.670
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	571.396	0.000	22.384	549.012
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	3,139.972	55.928	380.013	2,815.887
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,382.596	3.058	148.106	4,237.548
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	9.170	0.000	0.028	9.142
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,328.852	0.000	71.200	1,257.652
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	5,125.997	0.000	349.626	4,776.371
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	2,252.130	127.122	95.154	2,284.098
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	54.058	0.000	4.012	50.046
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	46,322.424	619.032	3,288.184	43,653.272
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	174,667.243	6,754.918	30,243.514	151,178.647
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,672.010	102.184	7.335	2,766.859
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	664.251	0.000	38.316	625.935
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	26.315	61.470	62.811	24.974
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.048	0.000	0.028	9.020
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,274.360	21.280	247.580	3,048.060
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	36.424	14.005	1.501	48.928
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,098.637	100.563	14.127	4,185.073
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,292.674	75.837	95.930	3,272.581
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	14,678.348	343.133	2,918.678	12,102.803
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	106,058.032	2,278.463	11,773.044	96,563.451
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,241.105	252.604	344.605	7,149.104
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	57.825	0.000	0.088	57.737
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	4,383.803	26.929	473.537	3,937.195
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	13,834.257	351.704	2,883.417	11,302.544
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,962.306	14.868	0.000	1,977.174
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,594.334	94.318	0.209	2,688.443
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	41,939.866	333.246	3,178.310	39,094.802
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.663	0.000	0.211	112.452
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	357.848	50.503	8.004	400.347
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	24,049.465	2,313.006	4,223.116	22,139.355
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	11,272.568	432.735	1,222.125	10,483.178
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	6,584.460	54.338	266.655	6,372.143
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	74,617.064	2,183.484	13,203.841	63,596.707
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	508,751.574	9,934.926	43,910.715	474,775.785
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	9,890.624	77.058	1,681.073	8,286.609
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,973.361	36.500	325.605	1,684.256
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	370.075	1.984	0.000	372.059
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,840.308	36.865	493.455	1,383.718
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	988.009	0.000	15.332	972.677
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	316.906	0.000	316.906	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	481.571	0.000	216.042	265.529
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	532.139	2.024	3.926	530.237
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,566.465	297.834	2,337.303	16,526.996
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	68,361.760	3,220.434	24,600.856	46,981.338
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	268.411	0.547	220.116	48.842

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.75% series contract	9.880	0.000	0.031	9.849
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.70% series contract	345.500	1.900	0.000	347.400
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.65% series contract	929.104	0.000	26.634	902.470
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.55% series contract	651.005	0.000	249.074	401.931
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	562.751	0.000	67.672	495.079
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	50,387.149	792.128	5,526.984	45,652.293
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	39,693.056	1,783.039	5,146.404	36,329.691
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.00% series contract	817.984	9.854	649.017	178.821
LVIP American Century Large Company Value Fund-Service Class - 2.00% series contract	1,024.554	0.000	59.100	965.454
LVIP American Century Large Company Value Fund-Service Class - 1.80% series contract	37.227	82.989	87.283	32.933
LVIP American Century Large Company Value Fund-Service Class - 1.75% series contract	9.051	0.000	0.028	9.023
LVIP American Century Large Company Value Fund-Service Class - 1.70% series contract	1,041.044	6.564	1,047.608	0.000
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract *	3,447.665	30.419	302.536	3,175.548
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract	334.462	31.203	0.000	365.665
LVIP American Century Large Company Value Fund-Service Class - 1.55% series contract	7,633.300	126.510	64.710	7,695.100
LVIP American Century Large Company Value Fund-Service Class - 1.50% series contract	3,489.590	90.911	113.449	3,467.052
LVIP American Century Large Company Value Fund-Service Class - 1.40% series contract	22,556.432	418.425	4,847.817	18,127.040
LVIP American Century Large Company Value Fund-Service Class - 1.25% series contract	193,853.327	5,454.556	25,600.630	173,707.253
LVIP American Century Large Company Value Fund-Service Class - 1.00% series contract	5,569.274	305.596	171.587	5,703.283
LVIP American Century Mid Cap Value Fund-Service Class - 2.00% series contract	416.755	0.000	24.039	392.716
LVIP American Century Mid Cap Value Fund-Service Class - 1.80% series contract	29.468	67.924	69.790	27.602
LVIP American Century Mid Cap Value Fund-Service Class - 1.75% series contract	9.023	0.000	0.028	8.995
LVIP American Century Mid Cap Value Fund-Service Class - 1.70% series contract	325.067	2.049	327.116	0.000
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract *	3,011.681	27.687	309.521	2,729.847
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract	333.170	23.060	0.001	356.229
LVIP American Century Mid Cap Value Fund-Service Class - 1.55% series contract	4,609.141	127.480	137.860	4,598.761
LVIP American Century Mid Cap Value Fund-Service Class - 1.50% series contract	3,414.958	95.624	79.587	3,430.995
LVIP American Century Mid Cap Value Fund-Service Class- 1.40% series contract	11,633.917	211.136	1,295.060	10,549.993
LVIP American Century Mid Cap Value Fund-Service Class - 1.25% series contract	115,653.996	4,151.097	12,302.327	107,502.766
LVIP American Century Mid Cap Value Fund-Service Class - 1.00% series contract	3,490.821	173.712	133.394	3,531.139
LVIP American Century Ultra® Fund-Service Class - 1.70% series contract	443.584	2.797	446.381	0.000
LVIP American Century Ultra® Fund-Service Class - 1.65% series contract	59.510	0.000	4.393	55.117
LVIP American Century Ultra® Fund-Service Class - 1.40% series contract	4,835.842	54.087	917.819	3,972.110
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	11.878	0.000	0.972	10.906
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	9.063	0.000	0.027	9.036
Discovery Portfolio - Class I - 1.65% series contract	512.913	0.000	210.350	302.563
Discovery Portfolio - Class I - 1.55% series contract	1,930.683	0.000	17.733	1,912.950
Discovery Portfolio - Class I - 1.50% series contract	2,116.111	94.196	3.995	2,206.312
Discovery Portfolio - Class I - 1.45% series contract	259.028	0.000	57.682	201.346
Discovery Portfolio - Class I - 1.40% series contract	3,447.597	86.814	769.024	2,765.387
Discovery Portfolio - Class I - 1.25% series contract	51,160.966	1,586.723	9,056.945	43,690.744
Discovery Portfolio - Class I - 1.00% series contract	1,854.539	5.771	1.021	1,859.289
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,451.346	10.973	848.390	613.929
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,492.536	163.411	394.411	13,261.536
Quality Equity Portfolio-Class S - 1.75% series contract	1,723.706	37.185	1.267	1,759.624
Quality Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Quality Equity Portfolio-Class S - 1.65% series contract	17.723	0.000	0.054	17.669
Quality Equity Portfolio-Class S - 1.55% series contract	465.073	0.000	233.878	231.195
Quality Equity Portfolio-Class S - 1.40% series contract	69,640.059	714.998	13,888.380	56,466.677
Quality Equity Portfolio-Class S - 1.25% series contract	59,001.458	1,098.243	5,588.817	54,510.884
Quality Equity Portfolio-Class S - 1.00% series contract	18.616	0.000	0.069	18.547
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	396.821	0.000	22.890	373.931
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	332.875	67.603	69.525	330.953
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.205	0.000	0.029	9.176
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	192.236	1.657	4.435	189.458
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,595.819	6.528	335.634	2,266.713
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	19.806	26.143	0.001	45.948
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	6,052.835	190.632	1,323.643	4,919.824
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,182.030	76.916	60.062	3,198.884
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	14,753.322	373.985	1,833.229	13,294.078
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	101,396.362	2,920.885	11,836.147	92,481.100
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,809.476	239.066	522.844	8,525.698
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	961.138	0.000	376.293	584.845
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	25.587	0.000	0.104	25.483
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,545.972	141.887	213.966	3,473.893
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	252.243	2.909	5.008	250.144
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,899.357	15.229	322.982	1,591.604
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	5,821.570	0.000	128.000	5,693.570
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	16,194.036	552.174	2,989.984	13,756.226
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,673.824	78.382	259.230	2,492.976
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,161.564	14.487	7.603	1,168.448
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	43,422.137	1,086.195	8,758.818	35,749.514
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	166,440.204	5,149.871	20,121.924	151,468.151
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,012.726	148.593	873.297	6,288.022
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	14,244.208	358.636	3,136.994	11,465.850
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,152.363	10.009	0.000	1,162.372
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	797.895	254.513	243.842	808.566
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	12,039.402	271.234	2,821.688	9,488.948
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	457.431	7.561	150.536	314.456
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,960.705	53.664	500.326	10,514.043
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,209.188	109.618	73.338	3,245.468
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	26,692.012	1,481.342	3,796.122	24,377.232
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,679.178	331.772	883.736	9,127.214
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,670.518	44.862	48.697	3,666.683
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	67,424.342	2,062.540	10,579.827	58,907.055
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	510,024.581	32,249.736	73,801.999	468,472.318
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	20,060.431	615.665	7,469.492	13,206.604
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,543.925	0.000	355.884	3,188.041
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	477.522	4.603	22.875	459.250
Wilshire Global Allocation Fund - 1.55% series contract	7,020.746	0.000	0.110	7,020.636
Wilshire Global Allocation Fund - 1.50% series contract	5.095	0.000	0.404	4.691
Wilshire Global Allocation Fund - 1.40% series contract	61,680.508	2,374.122	1,897.113	62,157.517
Wilshire Global Allocation Fund - 1.25% series contract	60,228.457	2,459.569	17,122.044	45,565.982
Wilshire Global Allocation Fund - 1.00% series contract	7,128.291	1,178.434	95.007	8,211.718

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	976.416	46.553	0.000	1,022.969
AB International Value Portfolio - Class B - 1.75% series contract	9.171	0.000	0.030	9.141
AB International Value Portfolio - Class B - 1.65% series contract	9.177	0.000	0.030	9.147
AB International Value Portfolio - Class B - 1.55% series contract	4,862.923	506.130	88.269	5,280.784
AB International Value Portfolio - Class B - 1.50% series contract	1,114.121	32.358	26.128	1,120.351
AB International Value Portfolio - Class B - 1.45% series contract	2,154.004	27.435	434.073	1,747.366
AB International Value Portfolio - Class B - 1.25% series contract	71,444.244	2,957.193	5,914.779	68,486.658
AB International Value Portfolio - Class B - 1.00% series contract	1,564.804	26.748	0.707	1,590.845
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,485.157	13.678	921.184	577.651
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.132	0.000	0.030	9.102
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	3,794.099	0.001	3,784.993	9.107
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,756.066	58.467	2,501.641	1,312.892
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,180.210	108.768	416.928	2,872.050
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	2,538.482	24.060	821.552	1,740.990
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	858.682	6.012	291.002	573.692
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	39,671.027	582.622	3,188.777	37,064.872
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	68,061.547	4,197.251	7,451.684	64,807.114
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,271.027	13.174	0.314	1,283.887
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	964.743	0.000	49.288	915.455
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,046.017	24.897	282.519	1,788.395
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	30.690	0.000	0.155	30.535
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.690	0.000	0.082	76.608
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,764.650	13.455	2,801.994	2,976.111
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	965.942	4.221	856.738	113.425
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	9,900.778	226.015	822.758	9,304.035
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	2,857.754	51.944	51.663	2,858.035
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,405.698	15.496	643.003	2,778.191
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	24,670.404	992.719	1,156.477	24,506.646
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	202,583.982	4,682.735	18,545.032	188,721.685
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,583.618	89.388	258.686	8,414.320
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,948.698	87.077	156.565	3,879.210
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	411.886	3.805	0.000	415.691
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	3,403.011	1.375	247.039	3,157.347
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	14,681.518	6.703	10,955.895	3,732.326
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,207.518	0.000	124.608	1,082.910
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,438.377	15.832	4.758	1,449.451
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	95,726.626	1,602.587	8,915.072	88,414.141
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	82,514.297	4,587.507	9,937.313	77,164.491
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	588.696	41.114	0.264	629.546
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.176	0.000	9.176	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	16.935	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	223.621	0.000	223.621	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,652.982	58.900	3,711.882	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.582	0.000	9.582	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	33,620.709	285.577	33,906.286	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	8,188.013	27.730	8,215.743	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	8.974	0.000	8.974	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	774.845	0.000	27.616	747.229
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	296.886	0.000	95.508	201.378
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,190.497	1,007.902	1,699.544	17,498.855
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -2.00% series contract	1,654.858	0.000	84.546	1,570.312
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.80% series contract	3,224.681	39.583	57.518	3,206.746
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.75% series contract	55.444	0.000	0.282	55.162
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.70% series contract	400.625	0.000	0.267	400.358
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.65% series contract	1,365.906	0.000	145.338	1,220.568
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.55% series contract	10,628.216	196.016	455.743	10,368.489
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.50% series contract	5,109.868	116.382	615.059	4,611.191
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.45% series contract	4,896.923	30.492	853.067	4,074.348
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.40% series contract	75,392.318	855.136	7,120.659	69,126.795
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.25% series contract	248,496.268	3,884.222	24,605.136	227,775.354
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares -1.00% series contract	8,381.572	53.290	1,877.294	6,557.568
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	127.862	4.774	0.057	132.579
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	1,951.324	24.579	1,795.316	180.587
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	13,107.200	251.560	1,653.777	11,704.983
Invesco V.I. Equity and Income Fund-Series II Shares - 1.75% series contract	0.000	11.683	0.038	11.645
Invesco V.I. Equity and Income Fund-Series II Shares - 1.70% series contract	0.000	29.943	0.000	29.943
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract***	297.136	6,554.822	418.970	6,432.988
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	0.000	289.390	16.174	273.216
Invesco V.I. Equity and Income Fund-Series II Shares - 1.55% series contract	0.000	12.602	0.038	12.564
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	77,592.845	62,738.710	14,551.875	125,779.680
Invesco V.I. Equity and Income Fund-Series II Shares - 1.25% series contract	0.000	10,863.485	130.972	10,732.513
Invesco V.I. Equity and Income Fund-Series II Shares - 1.00% series contract	0.000	12.905	0.051	12.854
Invesco V.I. EQV International Equity Fund-Series II Shares -1.75% series contract	22.322	0.001	5.044	17.279
Invesco V.I. EQV International Equity Fund-Series II Shares -1.65% series contract	1,136.473	0.000	0.029	1,136.444
Invesco V.I. EQV International Equity Fund-Series II Shares -1.55% series contract	9.615	0.000	0.029	9.586
Invesco V.I. EQV International Equity Fund-Series II Shares -1.50% series contract	614.785	26.855	0.266	641.374
Invesco V.I. EQV International Equity Fund-Series II Shares -1.25% series contract	135,875.676	12,001.202	19,807.381	128,069.497
Invesco V.I. EQV International Equity Fund-Series II Shares -1.00% series contract	1,590.699	54.504	458.073	1,187.130
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	297.875	91.398	349.571	39.702
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.147	0.000	0.031	9.116
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,444.135	13.173	3,173.325	283.983
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	21.555	12.474	23.304	10.725
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,462.933	62.080	713.133	1,811.880
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,341.137	240.241	186.731	3,394.647
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	25,199.571	362.789	3,275.370	22,286.990
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	135,688.918	3,274.527	9,522.467	129,440.978
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,073.469	230.072	152.347	3,151.194

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	726.319	0.000	37.109	689.210
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,263.299	175.764	451.686	987.377
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.687	0.000	0.097	20.590
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,293.396	74.648	48.722	2,319.322
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,857.549	791.741	973.601	9,675.689
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,118.464	584.112	278.037	5,424.539
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,509.278	15.210	280.243	1,244.245
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	253,244.054	13,069.854	32,036.051	234,277.857
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,234.714	523.155	308.838	6,449.031
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	336.039	4.423	0.000	340.462
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,436.819	89.645	1,275.682	5,250.782
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,696.636	812.504	1,603.704	29,905.436
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	99.100	1.228	0.001	100.327
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,561.252	0.000	1,561.252	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,117.303	718.969	1,733.926	19,102.346
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.143	0.000	0.030	9.113
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.565	0.000	0.030	609.535
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,197.338	70.982	0.000	1,268.320
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.546	0.000	0.029	9.517
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	41,033.329	409.849	2,652.843	38,790.335
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	68,393.717	4,020.859	9,200.053	63,214.523
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	453.793	25.682	0.159	479.316
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,528.625	75.496	102.761	2,501.360
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	389.057	3.647	0.000	392.704
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	240.971	0.000	240.971	0.000
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	2,173.294	62.444	119.775	2,115.963
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.124	0.000	0.030	9.094
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	805.395	0.000	805.395	0.000
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	2,972.859	66.496	0.029	3,039.326
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,582.987	21.637	0.164	1,604.460
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	11,195.501	96.448	829.858	10,462.091
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	59,477.157	5,112.419	8,312.609	56,276.967
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	675.099	5.524	334.695	345.928
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,562.699	0.000	1,562.699	0.000
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.081	0.000	0.029	9.052
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	438.090	4.064	5.946	436.208
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	109.551	0.000	5.872	103.679
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	365.942	64.230	66.277	363.895
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	454.504	0.000	17.894	436.610
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,696.372	18.236	771.597	943.011
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	42,170.203	992.386	2,276.251	40,886.338
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	51,988.587	7,252.530	8,702.252	50,538.865
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	476.821	89.642	538.263	28.200
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	590.699	0.000	30.178	560.521
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	29.851	63.857	67.612	26.096
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	16.179	0.001	3.237	12.943
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	607.983	0.000	15.467	592.516
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,283.656	21.272	23.550	2,281.378
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	40.294	25.807	47.774	18.327
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,337.939	70.816	395.186	3,013.569
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,706.889	185.761	129.970	2,762.680
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	971.490	21.636	0.000	993.126
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	24,846.605	663.671	3,715.491	21,794.785
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	109,705.400	5,967.112	9,336.374	106,336.138
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,317.857	162.019	353.454	3,126.422
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	289.252	0.000	14.311	274.941
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,564.268	0.000	460.298	33,103.970
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,032.107	0.000	911.816	120.291
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	55,609.848	102.694	12,223.713	43,488.829
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,110.106	67.741	8,586.667	2,591.180
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	52,101.675	2,063.405	4,707.236	49,457.844
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	399,488.360	15,710.715	44,323.565	370,875.510
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	11,454.759	14,609.671	1,237.155	24,827.275
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.75% series contract	7,786.837	0.000	219.448	7,567.389
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.65% series contract *	1,177.658	0.000	66.289	1,111.369
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.65% series contract	1,810.905	92.778	15.674	1,888.009
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.55% series contract	9,252.271	253.302	66.202	9,439.371
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.45% series contract	8,537.457	124.071	520.270	8,141.258
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.40% series contract	2,966.762	158.030	0.116	3,124.676
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.25% series contract	127,162.455	2,008.116	46,855.246	82,315.325
Morningstar Conservative ETF Asset Allocation Portfolio-Class II -1.00% series contract	18,755.447	1,314.189	20,039.931	29.705
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.151	0.000	0.030	9.121
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	38,691.756	0.000	6,121.250	32,570.506
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,301.410	0.000	72.244	1,229.166
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	99,190.084	2,224.623	13,977.143	87,437.564
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	16,990.637	1,497.433	8,500.050	9,988.020
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,295.088	98.663	1,796.366	25,597.385
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,126.763	872.951	253.171	15,746.543
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	850,411.511	25,878.659	90,005.506	786,284.664
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,058.091	0.000	515.490	542.601

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
ALPS Variable Investment Trust:
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.000	0.000	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	6,389.964	146.591	671.012	5,865.543
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	29,641.669	68.455	1,068.717	28,641.407
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.921	0.000	0.117	6.804
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,186.454	265.855	96.785	7,355.524
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,540.293	6.926	83.774	1,463.445
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,515.589	98.684	372.687	19,241.586
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	16,910.441	0.002	11,024.100	5,886.343
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	209,113.237	3,027.934	24,361.917	187,779.254
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	399.084	0.071	169.132	230.023
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.112	0.000	0.029	9.083
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.544	0.000	3,323.455	9.089
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.338	0.233	0.245	10.326
MidCap Stock Portfolio-Service Shares - 1.55% series contract	27.441	0.000	0.029	27.412
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.40% series contract	432.312	222.551	65.685	589.178
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,501.880	156.077	590.421	7,067.536
MidCap Stock Portfolio-Service Shares - 1.00% series contract	252.673	34.161	0.674	286.160
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,745.479	0.000	1,715.288	30.191
Technology Growth Portfolio-Initial Shares - 1.40% series contract	10,689.283	613.881	371.406	10,931.758
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	4,904.908	124.415	187.204	4,842.119
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	661.678	5.793	0.000	667.471
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,371.706	69.114	48.688	1,392.132
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	578.328	0.000	20.589	557.739
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	5,780.736	115.266	246.334	5,649.668
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,142.207	13.864	29.569	2,126.502
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,961.386	15.332	48.816	1,927.902
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	12,607.258	1,191.938	732.309	13,066.887
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	6,422.957	140.217	128.635	6,434.539
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,839.584	1,411.835	778.292	13,473.127
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	240,806.753	3,111.284	16,085.113	227,832.924
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	373,649.015	4,613.227	47,305.095	330,957.147
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	11,788.599	622.895	1,261.814	11,149.680
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.094	0.000	0.030	9.064
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.098	0.000	0.029	9.069
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	99.977	0.000	60.761	39.216
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	15,292.827	102.976	412.832	14,982.971
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	24,085.422	455.623	4,476.868	20,064.177
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	647.490	457.644	0.131	1,105.003
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	622.711	0.000	22.186	600.525
Appreciation Portfolio-Service Shares - 1.70% series contract	273.833	8.041	0.088	281.786
Appreciation Portfolio-Service Shares - 1.65% series contract	721.809	10.148	44.476	687.481
Appreciation Portfolio-Service Shares - 1.40% series contract	15,405.624	130.211	478.267	15,057.568
Government Money Market Portfolio - 2.00% series contract	30,325.001	979.854	1,490.616	29,814.239
Government Money Market Portfolio - 1.80% series contract	92.472	0.000	0.439	92.033
Government Money Market Portfolio - 1.75% series contract	37,614.758	492.276	2,466.193	35,640.841
Government Money Market Portfolio - 1.70% series contract	11,580.089	38,620.001	0.921	50,199.169
Government Money Market Portfolio - 1.65% series contract *	15,948.053	0.000	0.736	15,947.317
Government Money Market Portfolio - 1.65% series contract	97,063.552	10,495.316	33,597.660	73,961.208
Government Money Market Portfolio - 1.55% series contract	111,230.226	188,055.976	9,865.625	289,420.577
Government Money Market Portfolio - 1.50% series contract	181,806.429	2,214.395	169,232.465	14,788.359
Government Money Market Portfolio - 1.45% series contract	414.617	0.000	0.637	413.980
Government Money Market Portfolio - 1.40% series contract	1,018,235.357	2,783,639.403	233,209.120	3,568,665.640
Government Money Market Portfolio - 1.25% series contract	1,271,573.646	429,145.427	235,623.199	1,465,095.874
Government Money Market Portfolio - 1.00% series contract	54,841.183	2,464.306	13,532.069	43,773.420
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	37.507	0.000	13.301	24.206
Calamos® Growth and Income Portfolio - 1.65% series contract *	317.519	0.000	12.671	304.848
Calamos® Growth and Income Portfolio - 1.65% series contract	642.227	368.015	145.949	864.293
Calamos® Growth and Income Portfolio - 1.55% series contract	1,869.066	0.000	46.039	1,823.027
Calamos® Growth and Income Portfolio - 1.50% series contract	1,471.833	192.993	0.005	1,664.821
Calamos® Growth and Income Portfolio - 1.40% series contract	8,120.361	96.460	1,409.009	6,807.812
Calamos® Growth and Income Portfolio - 1.25% series contract	42,506.298	1,140.814	2,604.250	41,042.862
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.195	0.000	0.043	2,172.152
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.80% series contract	1,784.343	40.870	0.195	1,825.018
Davis Equity Portfolio - 1.75% series contract	47.416	0.000	0.253	47.163
Davis Equity Portfolio - 1.65% series contract *	230.891	0.000	12.927	217.964
Davis Equity Portfolio - 1.65% series contract	1,033.967	68.750	569.898	532.819
Davis Equity Portfolio - 1.55% series contract	10,337.093	276.764	763.756	9,850.101
Davis Equity Portfolio - 1.50% series contract	4,394.338	92.665	64.626	4,422.377
Davis Equity Portfolio - 1.45% series contract	5,245.168	28.731	889.361	4,384.538
Davis Equity Portfolio - 1.40% series contract	15,222.988	282.111	1,748.685	13,756.414
Davis Equity Portfolio - 1.25% series contract	239,672.669	2,938.588	24,172.635	218,438.622
Davis Equity Portfolio - 1.00% series contract	8,117.125	99.149	501.638	7,714.636
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	33.176	0.000	4.961	28.215
DWS International Growth VIP-Class A - 1.75% series contract	9.172	0.000	0.031	9.141
DWS International Growth VIP-Class A - 1.65% series contract	9.176	0.000	0.030	9.146
DWS International Growth VIP-Class A - 1.55% series contract	9.577	0.000	0.029	9.548
DWS International Growth VIP-Class A - 1.25% series contract	14,367.054	437.715	839.532	13,965.237
DWS International Growth VIP-Class A - 1.00% series contract	8.969	0.000	0.035	8.934
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.207	0.000	0.031	9.176
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.212	0.000	0.030	9.182
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	1,348.524	99.221	410.821	1,036.924
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	553.989	28.677	5.999	576.667
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,855.087	1,022.748	197.930	15,679.905
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.518	0.000	0.360	264.158

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	190.929	0.000	190.929	0.000
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	54.796	0.000	45.564	9.232
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,798.382	18.388	0.168	1,816.602
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	250.325	0.000	0.255	250.070
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,502.490	76.128	717.361	861.257
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	53,704.222	1,553.838	3,596.712	51,661.348
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	978.555	58.588	215.158	821.985
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.144	0.000	0.031	9.113
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	335.986	0.000	12.810	323.176
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,912.722	77.598	0.032	2,990.288
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	410.658	2.473	0.646	412.485
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	71,126.125	1,549.335	9,243.976	63,431.484
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.420	0.000	0.247	65.173
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,343.361	40.871	53.687	1,330.545
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	173.625	1.700	0.000	175.325
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,607.258	47.627	131.622	1,523.263
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.534	0.000	0.030	239.504
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,558.931	0.000	0.328	1,558.603
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	948.211	1.589	163.511	786.289
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	25,466.259	745.055	2,718.244	23,493.070
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	230.047	18.859	0.496	248.410
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	6,559.058	157.516	250.280	6,466.294
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	408.970	4.670	0.000	413.640
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.243	0.000	230.514	342.729
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	9,165.052	344.006	577.694	8,931.364
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.236	0.000	0.030	9.206
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,256.933	0.000	0.030	2,256.903
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	572.033	2.225	0.570	573.688
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.646	0.000	0.104	67.542
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	61,700.543	1,462.747	8,218.219	54,945.071
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,464.041	74.474	999.314	2,539.201
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	9,907.969	243.671	380.870	9,770.770
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,293.959	12.978	0.000	1,306.937
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,052.666	164.286	3,142.222	74.730
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	7,785.490	234.180	461.707	7,557.963
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,867.473	81.643	13.086	5,936.030
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	273.974	79.760	93.009	260.725
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,234.660	331.294	720.921	8,845.033
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	7,991.135	699.545	149.188	8,541.492
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	35,884.098	1,439.470	2,635.374	34,688.194
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	234,142.806	17,796.419	27,590.319	224,348.906
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,311.962	402.762	193.851	5,520.873
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	1,198.741	0.000	40.578	1,158.163
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	506.527	105.193	291.463	320.257
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,292.774	217.486	372.308	1,137.952
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,230.135	44.547	0.165	2,274.517
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,733.943	149.989	333.637	1,550.295
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	615.984	85.177	0.203	700.958
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	146,318.842	10,049.408	21,581.734	134,786.516
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,017.377	200.522	53.170	2,164.729
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	480.535	62.572	516.447	26.660
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	592.546	0.000	21.150	571.396
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	3,786.318	0.002	646.348	3,139.972
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,514.472	4.401	136.277	4,382.596
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,406.951	0.000	6,397.781	9.170
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,447.466	0.000	118.614	1,328.852
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	5,524.273	251.454	649.730	5,125.997
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,682.435	140.004	1,570.309	2,252.130
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	59.378	0.000	5.320	54.058
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	52,562.884	1,116.227	7,356.687	46,322.424
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	173,382.811	14,299.763	13,015.331	174,667.243
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,626.749	138.990	93.729	2,672.010
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	700.014	0.000	35.763	664.251
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	29.415	63.219	66.319	26.315
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.078	0.000	0.030	9.048
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,276.050	17.490	19.180	3,274.360
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	50.958	15.361	29.895	36.424
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,490.983	78.186	470.532	4,098.637
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,221.564	186.841	115.731	3,292.674
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	15,525.999	545.333	1,392.984	14,678.348
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	116,637.037	2,879.833	13,458.838	106,058.032
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,492.055	294.531	545.481	7,241.105
Janus Henderson VIT Global Research Portfolio-Service Shares -1.70% series contract	57.918	0.000	0.093	57.825
Janus Henderson VIT Global Research Portfolio-Service Shares -1.40% series contract	4,496.658	31.595	144.450	4,383.803
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	13,968.993	420.230	554.966	13,834.257
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,942.513	19.792	-0.001	1,962.306
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,490.515	104.063	0.244	2,594.334
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	42,269.530	369.237	698.901	41,939.866
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.885	0.000	0.222	112.663
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	596.884	68.225	307.261	357.848
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,057.254	1,372.668	380.457	24,049.465
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	13,056.316	502.144	2,285.892	11,272.568
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,682.425	77.066	1,175.031	6,584.460
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	76,938.455	2,654.656	4,976.047	74,617.064
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	547,736.252	13,526.763	52,511.441	508,751.574
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	10,916.891	86.900	1,113.167	9,890.624
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	2,004.891	46.520	78.050	1,973.361
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	367.311	2.763	-0.001	370.075
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,907.038	44.425	111.155	1,840.308
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	3,481.200	0.000	2,493.191	988.009
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	0.000	305.494	316.906
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	9.544	478.319	6.292	481.571
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	564.015	2.355	34.231	532.139
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,339.337	712.062	484.934	18,566.465
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	85,257.737	2,299.070	19,195.047	68,361.760
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	436.620	0.247	168.456	268.411

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II -1.75% series contract	82.170	0.000	72.290	9.880
LVIP American Century Capital Appreciation Fund-Standard Class II -1.70% series contract	343.351	2.149	0.000	345.500
LVIP American Century Capital Appreciation Fund-Standard Class II -1.65% series contract	7,054.104	0.000	6,125.000	929.104
LVIP American Century Capital Appreciation Fund-Standard Class II -1.55% series contract	651.310	0.000	0.305	651.005
LVIP American Century Capital Appreciation Fund-Standard Class II -1.50% series contract	563.012	0.000	0.261	562.751
LVIP American Century Capital Appreciation Fund-Standard Class II -1.40% series contract	50,996.931	1,757.705	2,367.487	50,387.149
LVIP American Century Capital Appreciation Fund-Standard Class II -1.25% series contract	41,644.649	2,629.991	4,581.584	39,693.056
LVIP American Century Capital Appreciation Fund-Standard Class II -1.00% series contract	654.492	163.532	0.040	817.984
LVIP American Century Large Company Value Fund-Service Class -2.00% series contract	1,079.716	0.000	55.162	1,024.554
LVIP American Century Large Company Value Fund-Service Class -1.80% series contract	2,069.920	88.715	2,121.408	37.227
LVIP American Century Large Company Value Fund-Service Class -1.75% series contract	9.081	0.000	0.030	9.051
LVIP American Century Large Company Value Fund-Service Class -1.70% series contract	949.202	114.707	22.865	1,041.044
LVIP American Century Large Company Value Fund-Service Class -1.65% series contract *	3,428.714	29.000	10.049	3,447.665
LVIP American Century Large Company Value Fund-Service Class -1.65% series contract	364.094	36.744	66.376	334.462
LVIP American Century Large Company Value Fund-Service Class -1.55% series contract	7,985.632	111.548	463.880	7,633.300
LVIP American Century Large Company Value Fund-Service Class -1.50% series contract	3,387.364	242.364	140.138	3,489.590
LVIP American Century Large Company Value Fund-Service Class -1.40% series contract	25,740.056	755.950	3,939.574	22,556.432
LVIP American Century Large Company Value Fund-Service Class -1.25% series contract	211,650.564	6,270.329	24,067.566	193,853.327
LVIP American Century Large Company Value Fund-Service Class -1.00% series contract	5,361.763	366.406	158.895	5,569.274
LVIP American Century Mid Cap Value Fund-Service Class - 2.00% series contract	439.194	0.000	22.439	416.755
LVIP American Century Mid Cap Value Fund-Service Class - 1.80% series contract	785.565	70.715	826.812	29.468
LVIP American Century Mid Cap Value Fund-Service Class - 1.75% series contract	9.053	0.000	0.030	9.023
LVIP American Century Mid Cap Value Fund-Service Class - 1.70% series contract	293.341	38.793	7.067	325.067
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract *	3,000.396	29.215	17.930	3,011.681
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract	354.242	26.499	47.571	333.170
LVIP American Century Mid Cap Value Fund-Service Class - 1.55% series contract	5,094.641	171.642	657.142	4,609.141
LVIP American Century Mid Cap Value Fund-Service Class - 1.50% series contract	3,287.758	235.463	108.263	3,414.958
LVIP American Century Mid Cap Value Fund-Service Class- 1.40% series contract	12,703.353	446.420	1,515.856	11,633.917
LVIP American Century Mid Cap Value Fund-Service Class - 1.25% series contract	119,258.064	4,285.878	7,889.946	115,653.996
LVIP American Century Mid Cap Value Fund-Service Class - 1.00% series contract	3,493.781	198.527	201.487	3,490.821
LVIP American Century Ultra® Fund-Service Class - 1.70% series contract	518.931	0.000	75.347	443.584
LVIP American Century Ultra® Fund-Service Class - 1.65% series contract	63.970	0.000	4.460	59.510
LVIP American Century Ultra® Fund-Service Class - 1.40% series contract	5,506.441	438.545	1,109.144	4,835.842
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	16.063	0.001	4.186	11.878
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	9.093	0.000	0.030	9.063
Discovery Portfolio - Class I - 1.65% series contract	1,664.363	0.000	1,151.450	512.913
Discovery Portfolio - Class I - 1.55% series contract	2,003.664	0.000	72.981	1,930.683
Discovery Portfolio - Class I - 1.50% series contract	2,914.677	135.790	934.356	2,116.111
Discovery Portfolio - Class I - 1.45% series contract	261.880	0.000	2.852	259.028
Discovery Portfolio - Class I - 1.40% series contract	3,866.471	200.954	619.828	3,447.597
Discovery Portfolio - Class I - 1.25% series contract	58,460.270	1,738.937	9,038.241	51,160.966
Discovery Portfolio - Class I - 1.00% series contract	1,733.338	122.058	0.857	1,854.539
U.S. Real Estate Portfolio - Class I - 1.70% series contract	808.785	7.295	816.080	0.000
U.S. Real Estate Portfolio - Class I - 1.65% series contract	947.498	72.054	1,019.552	0.000
U.S. Real Estate Portfolio - Class I - 1.40% series contract	65,564.074	916.260	66,480.334	0.000
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,493.928	11.898	54.480	1,451.346
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,725.892	187.133	420.489	13,492.536
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,647.393	77.652	1.339	1,723.706
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.016	0.000	5,809.293	17.723
Sustainable Equity Portfolio-Class S - 1.55% series contract	1,008.207	117.936	661.070	465.073
Sustainable Equity Portfolio-Class S - 1.40% series contract	78,648.089	1,276.276	10,284.306	69,640.059
Sustainable Equity Portfolio-Class S - 1.25% series contract	61,019.648	6,549.248	8,567.438	59,001.458
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.691	0.000	0.075	18.616
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	418.186	0.000	21.365	396.821
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	546.358	70.191	283.674	332.875
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.234	0.001	0.030	9.205
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	190.479	1.757	0.000	192.236
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,582.030	28.270	14.481	2,595.819
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	39.302	30.014	49.510	19.806
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	6,207.983	274.775	429.923	6,052.835
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,984.401	296.290	98.661	3,182.030
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	17,490.496	379.337	3,116.511	14,753.322
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	109,498.530	6,129.447	14,231.615	101,396.362
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,696.574	316.555	203.653	8,809.476
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	1,000.955	0.002	39.819	961.138
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,593.484	0.000	1,567.897	25.587
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,626.262	204.634	284.924	3,545.972
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	249.225	3.017	-0.001	252.243
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,866.157	38.923	5.723	1,899.357
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	6,925.893	0.000	1,104.323	5,821.570
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	15,908.880	632.007	346.851	16,194.036
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,452.297	245.785	24.258	2,673.824
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,150.648	15.077	4.161	1,161.564
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	44,773.592	1,637.441	2,988.896	43,422.137
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	184,477.509	6,143.663	24,180.968	166,440.204
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,499.119	190.300	676.693	7,012.726
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	14,404.619	388.951	549.362	14,244.208
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,139.621	12.744	0.002	1,152.363
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	2,847.345	258.794	2,308.244	797.895
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	13,018.330	282.980	1,261.908	12,039.402
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	449.519	7.995	0.083	457.431
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,890.564	81.981	11.840	10,960.705
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,195.787	156.013	142.612	3,209.188
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	26,097.765	1,763.526	1,169.279	26,692.012
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,855.226	653.909	829.957	9,679.178
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,771.883	49.570	150.935	3,670.518
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	75,037.109	2,859.060	10,471.827	67,424.342
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	552,003.960	20,303.274	62,282.653	510,024.581
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	20,659.264	759.647	1,358.480	20,060.431
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	179.394	1.884	181.278	0.000
Guggenheim Long Short Equity Fund - 1.65% series contract	209.245	0.000	209.245	0.000
Guggenheim Long Short Equity Fund - 1.40% series contract	17,991.618	636.654	18,628.272	0.000
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,693.621	29.879	179.575	3,543.925
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	484.388	13.887	20.753	477.522
Wilshire Global Allocation Fund - 1.55% series contract	7,020.865	0.000	0.119	7,020.746
Wilshire Global Allocation Fund - 1.50% series contract	5.531	0.000	0.436	5.095
Wilshire Global Allocation Fund - 1.40% series contract	64,310.615	3,482.842	6,112.949	61,680.508
Wilshire Global Allocation Fund - 1.25% series contract	71,874.803	2,995.416	14,641.762	60,228.457
Wilshire Global Allocation Fund - 1.00% series contract	8,405.413	934.211	2,211.333	7,128.291

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2025				Year Ended December 31, 2025
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio -Class B	71	$9.877365	$11.396032	$774	2.32%	1.00%	1.80%	38.73%	39.86%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	38.475524	44.389136	5,386	0.44%	1.00%	1.80%	18.83%	19.79%
Invesco V.I. Comstock Fund-Series I Shares	159	34.423807	39.960001	6,022	1.63%	1.00%	2.00%	15.10%	16.27%
Invesco V.I. Core Equity Fund-Series I Shares	16	36.843607	39.912468	635	0.65%	1.40%	1.80%	14.08%	14.54%
Invesco V.I. Discovery Large Cap Fund-Series II Shares	225	39.928343	47.756419	10,764	0.00%	1.00%	2.00%	10.28%	11.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	305	15.515289	16.435923	4,920	0.00%	1.00%	2.00%	2.44%	3.49%
Invesco V.I. Diversified Dividend Fund-Series I Shares	11	30.973346	32.389472	352	1.55%	1.40%	1.70%	13.77%	14.12%
Invesco V.I. Equity and Income Fund-Series II Shares	126	11.734795	11.886085	1,579	1.82%	1.00%	1.75%	10.55%	11.39%
Invesco V.I. EQV International Equity Fund-Series II Shares	127	15.488265	17.718573	2,149	1.24%	1.00%	1.75%	14.20%	15.07%
Invesco V.I. Global Fund-Series II Shares	146	30.332982	34.995519	5,526	0.00%	1.00%	1.80%	12.94%	13.86%
Invesco V.I. Global Real Estate Fund-Series II Shares	245	10.081950	12.059434	2,818	1.77%	1.00%	2.00%	5.46%	6.54%
Invesco V.I. Government Securities Fund-Series II Shares	35	11.906042	12.784398	442	2.91%	1.40%	1.70%	5.14%	5.46%
Invesco V.I. Health Care Fund-Series I Shares	17	43.586522	46.802253	804	0.00%	1.40%	1.70%	13.37%	13.71%
Invesco V.I. Main Street Fund®-Series II Shares	88	39.095945	44.724279	3,975	0.31%	1.00%	1.75%	13.62%	14.48%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	65	23.718650	28.369841	1,899	0.10%	1.00%	2.00%	6.79%	7.88%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	78	36.754567	42.046459	4,173	0.22%	1.00%	1.75%	6.54%	7.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	131	29.270356	35.010284	4,292	0.00%	1.00%	2.00%	5.89%	6.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	468	18.205387	21.774956	9,653	1.82%	1.00%	2.00%	12.52%	13.67%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	83	12.535011	14.339703	1,121	2.30%	1.00%	1.75%	6.92%	7.74%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	882	22.438044	25.668425	21,481	1.43%	1.00%	1.75%	15.85%	16.73%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	243	14.911990	17.835867	4,078	2.23%	1.00%	2.00%	9.47%	10.59%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	9	30.399014	34.776054	288	0.42%	1.00%	1.75%	7.89%	8.72%
Technology Growth Portfolio-Initial Shares	9	83.664741	89.214309	840	0.00%	1.40%	1.70%	25.99%	26.37%
BNY Mellon Stock Index Fund, Inc. -Service Shares	545	44.570096	53.307812	32,723	0.76%	1.00%	2.00%	14.90%	16.07%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	35	44.087255	50.862462	1,911	0.06%	1.00%	1.80%	13.59%	14.52%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	16	50.466877	55.495054	892	0.16%	1.40%	1.80%	7.81%	8.25%
Government Money Market Portfolio	4,979	0.837093	1.012983	4,928	3.83%	1.00%	2.00%	2.26%	2.89%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	49	33.507650	38.331157	1,758	0.30%	1.00%	1.75%	15.34%	16.22%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	235	33.640794	38.811108	8,662	1.01%	1.00%	1.80%	24.96%	25.97%
Deutsche DWS Variable Series II:
DWS International Opportunities VIP-Class A	14	15.380491	18.396930	238	0.94%	1.00%	2.00%	16.54%	17.73%
DWS Small Mid Cap Value VIP-Class B	18	24.509586	27.615049	481	0.54%	1.00%	1.75%	15.79%	16.67%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	54	32.440070	36.828770	1,902	1.91%	1.00%	1.75%	21.18%	22.11%
Franklin Mutual Shares VIP Fund -Class 2	59	20.966606	23.985334	1,359	1.95%	1.00%	1.75%	9.57%	10.40%
Franklin Small Cap Value VIP Fund -Class 2	28	42.696040	50.576400	1,321	1.04%	1.00%	2.00%	5.50%	6.58%
Franklin U.S. Government Securities VIP Fund -Class 2	69	9.782683	11.700836	754	3.37%	1.00%	2.00%	4.56%	5.63%
Templeton Foreign VIP Fund -Class 2	278	12.222554	14.619558	3,848	2.41%	1.00%	2.00%	26.61%	27.90%
Templeton Global Bond VIP Fund -Class 2	126	10.317384	12.222113	1,474	0.00%	1.00%	2.00%	13.42%	14.57%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	214	31.567367	36.418399	8,177	1.63%	1.00%	1.80%	12.76%	13.67%
Janus Henderson VIT Enterprise Portfolio-Service Shares	127	41.225683	49.309169	6,653	0.05%	1.00%	2.00%	5.27%	6.34%
Janus Henderson VIT Global Research Portfolio-Service Shares	4	43.901717	47.141114	188	0.43%	1.40%	1.70%	18.55%	18.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	641	12.212520	14.608108	10,148	1.33%	1.00%	2.00%	26.01%	27.29%
Janus Henderson VIT Research Portfolio-Service Shares	69	50.860180	60.831042	4,423	0.00%	1.00%	2.00%	15.74%	16.92%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	84	26.762641	29.252881	2,369	0.00%	1.00%	1.75%	4.85%	5.65%
LVIP American Century Large Company Value Fund-Service Class	213	25.009464	29.913194	6,153	1.28%	1.00%	2.00%	12.92%	14.08%
LVIP American Century Mid Cap Value Fund-Service Class	133	33.570850	40.152986	5,190	1.62%	1.00%	2.00%	6.65%	7.74%
LVIP American Century Ultra® Fund-Service Class	4	69.632787	73.460451	296	0.00%	1.40%	1.65%	10.82%	11.10%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio -Class I	53	42.435065	48.958075	2,491	0.47%	1.00%	1.80%	10.55%	11.45%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	14	22.553025	23.262756	322	0.00%	1.40%	1.70%	3.44%	3.76%
Quality Equity Portfolio-Class S	113	20.923198	22.013539	2,435	0.00%	1.00%	1.75%	11.45%	12.30%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio -Administrative Class	126	18.525702	22.157869	2,825	6.23%	1.00%	2.00%	6.81%	7.90%
PIMCO Real Return Portfolio -Administrative Class	223	12.255069	14.657913	3,298	3.38%	1.00%	2.00%	5.71%	6.79%
PIMCO Total Return Portfolio -Administrative Class	615	12.856604	15.377432	9,201	4.16%	1.00%	2.00%	6.74%	7.83%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	127	15.450507	16.305632	2,015	3.05%	1.00%	1.75%	15.42%	16.30%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Year Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	79	$7.119610	$8.147968	$616	2.40%	1.00%	1.80%	2.91%	3.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	111	32.379567	37.054660	5,238	0.98%	1.00%	1.80%	28.05%	29.10%
Invesco V.I. Capital Appreciation Fund-Series II Shares	242	36.204933	42.865878	10,460	0.00%	1.00%	2.00%	31.13%	32.48%
Invesco V.I. Comstock Fund-Series I Shares	180	29.908503	34.367985	5,897	1.73%	1.00%	2.00%	12.86%	14.02%
Invesco V.I. Core Equity Fund-Series I Shares	18	32.296720	34.845122	641	0.68%	1.40%	1.80%	23.33%	23.84%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	329	15.145314	15.881975	5,150	0.00%	1.00%	2.00%	21.42%	22.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	12	27.223678	28.381899	341	1.73%	1.40%	1.70%	11.28%	11.62%
Invesco V.I. Equity and Income Fund-Series II Shares	143	10.615075	10.670509	1,615	2.10%	1.00%	1.75%	9.99%	10.33%
Invesco V.I. EQV International Equity Fund-Series II Shares	131	13.562838	15.398359	1,934	1.57%	1.00%	1.75%	-1.43%	-0.67%
Invesco V.I. Global Fund-Series II Shares	160	26.856611	30.734605	5,345	0.00%	1.00%	1.80%	13.68%	14.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	261	9.560072	11.319692	2,825	2.37%	1.00%	2.00%	-4.08%	-3.10%
Invesco V.I. Government Securities Fund-Series II Shares	35	11.324337	12.122830	427	2.36%	1.40%	1.70%	-0.27%	0.04%
Invesco V.I. Health Care Fund-Series I Shares	19	38.446940	41.158105	790	0.00%	1.40%	1.70%	2.38%	2.70%
Invesco V.I. Main Street Fund®-Series II Shares	104	34.410138	39.065844	4,122	0.00%	1.00%	1.75%	21.22%	22.15%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	77	22.211298	26.298616	2,089	0.13%	1.00%	2.00%	14.44%	15.62%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	94	34.497541	39.165523	4,649	0.00%	1.00%	1.75%	10.42%	11.27%
Invesco V.I. Small Cap Equity Fund-Series I Shares	142	27.643104	32.730033	4,361	0.13%	1.00%	2.00%	15.71%	16.90%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	527	16.179698	19.156696	9,588	1.76%	1.00%	2.00%	7.95%	9.06%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	114	11.723712	13.310005	1,431	1.84%	1.00%	1.75%	3.44%	4.23%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	959	19.368408	21.989091	20,041	1.48%	1.00%	1.75%	10.68%	11.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	258	13.621937	16.128340	3,938	2.13%	1.00%	2.00%	5.79%	6.88%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	9	28.175272	31.987980	263	0.72%	1.00%	1.75%	10.35%	11.20%
Technology Growth Portfolio-Initial Shares	11	66.408055	70.598030	774	0.00%	1.40%	1.70%	23.59%	23.97%
BNY Mellon Stock Index Fund, Inc. -Service Shares	620	38.792001	45.928596	32,041	0.93%	1.00%	2.00%	21.84%	23.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	37	38.811314	44.414144	1,749	0.40%	1.00%	1.80%	22.32%	23.32%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	46.811068	51.266445	847	0.19%	1.40%	1.80%	10.44%	10.89%
Government Money Market Portfolio	5,588	0.818617	0.984532	5,406	3.41%	1.00%	2.00%	3.29%	3.84%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	55	29.050242	32.980494	1,714	0.38%	1.00%	1.75%	18.95%	19.86%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	261	26.922299	30.809344	7,665	1.12%	1.00%	1.80%	15.91%	16.87%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	14	13.197353	15.626221	210	1.26%	1.00%	2.00%	7.16%	8.26%
DWS Small Mid Cap Value VIP-Class B	18	21.167963	23.669433	400	0.81%	1.00%	1.75%	3.93%	4.73%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	55	26.769822	30.161279	1,603	1.77%	1.00%	1.75%	2.81%	3.60%
Franklin Mutual Shares VIP Fund -Class 2	67	19.135890	21.725222	1,396	2.07%	1.00%	1.75%	9.31%	10.15%
Franklin Small Cap Value VIP Fund -Class 2	29	40.469510	47.454722	1,321	0.95%	1.00%	2.00%	9.45%	10.58%
Franklin U.S. Government Securities VIP Fund -Class 2	77	9.356079	11.077530	796	2.97%	1.00%	2.00%	-0.68%	0.35%
Templeton Foreign VIP Fund -Class 2	307	9.653504	11.430123	3,328	2.52%	1.00%	2.00%	-3.00%	-2.00%
Templeton Global Bond VIP Fund -Class 2	144	9.096914	10.667503	1,473	0.00%	1.00%	2.00%	-13.16%	-12.26%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	241	27.996156	32.037562	8,082	1.79%	1.00%	1.80%	13.06%	13.99%
Janus Henderson VIT Enterprise Portfolio-Service Shares	139	39.163111	46.369099	6,958	0.64%	1.00%	2.00%	13.00%	14.16%
Janus Henderson VIT Global Research Portfolio-Service Shares	4	37.031634	39.643341	176	0.62%	1.40%	1.70%	21.15%	21.53%
Janus Henderson VIT Overseas Portfolio-Service Shares	696	9.691754	11.475866	8,768	1.34%	1.00%	2.00%	3.45%	4.51%
Janus Henderson VIT Research Portfolio-Service Shares	94	43.945337	52.029991	5,090	0.00%	1.00%	2.00%	32.24%	33.60%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	93	25.524438	27.688146	2,493	0.00%	1.00%	1.75%	22.78%	23.72%
LVIP American Century Large Company Value Fund-Service Class	239	22.147019	26.222007	6,073	2.41%	1.00%	2.00%	8.29%	9.40%
LVIP American Century Mid Cap Value Fund-Service Class	143	31.476125	37.267301	5,191	2.41%	1.00%	2.00%	6.34%	7.43%
LVIP American Century Ultra® Fund-Service Class	5	62.198667	66.122420	351	0.00%	1.40%	1.70%	26.42%	26.80%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	62	38.384100	43.926810	2,593	0.00%	1.00%	1.80%	39.26%	40.40%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15	21.802337	22.420136	334	0.00%	1.40%	1.70%	21.64%	22.01%
Sustainable Equity Portfolio-Class S	131	18.773840	19.602573	2,519	0.00%	1.00%	1.75%	23.31%	24.26%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio -Administrative Class	138	17.344912	20.536054	2,880	5.86%	1.00%	2.00%	4.75%	5.83%
PIMCO Real Return Portfolio -Administrative Class	249	11.592743	13.725657	3,485	2.62%	1.00%	2.00%	0.08%	1.11%
PIMCO Total Return Portfolio -Administrative Class	680	12.045072	14.261248	9,481	4.03%	1.00%	2.00%	0.47%	1.50%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	140	13.385970	14.019863	1,924	1.78%	1.00%	1.75%	9.01%	9.85%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio -Class B	82	$6.918511	$7.853301	$617	0.70%	1.00%	1.80%	12.77%	13.69%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	125	25.287285	28.702701	4,586	0.61%	1.00%	1.80%	13.53%	14.45%
Invesco V.I. Capital Appreciation Fund-Series II Shares	262	27.610078	32.356946	8,528	0.00%	1.00%	2.00%	32.34%	33.68%
Invesco V.I. Comstock Fund-Series I Shares	204	26.501593	30.142997	5,871	1.73%	1.00%	2.00%	10.12%	11.24%
Invesco V.I. Conservative Balanced Fund-Series II Shares	46	12.524258	14.110282	841	1.69%	1.00%	1.75%	10.35%	11.19%
Invesco V.I. Core Equity Fund-Series I Shares	19	26.187344	28.138244	540	0.75%	1.40%	1.80%	21.15%	21.64%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	360	12.473189	12.946661	4,604	0.00%	1.00%	2.00%	10.60%	11.73%
Invesco V.I. Diversified Dividend Fund-Series I Shares	15	24.465096	25.427804	384	1.93%	1.40%	1.70%	7.20%	7.52%
Invesco V.I. Equity and Income Fund-Series II Shares	78	10.200633	10.269934	800	1.69%	1.40%	1.65%	8.42%	8.70%
Invesco V.I. EQV International Equity Fund-Series II Shares	139	13.758963	15.501638	2,074	0.00%	1.00%	1.75%	15.81%	16.69%
Invesco V.I. Global Fund-Series II Shares	174	23.624043	26.815063	5,080	0.00%	1.00%	1.80%	32.04%	33.11%
Invesco V.I. Global Real Estate Fund-Series II Shares	280	9.967006	11.681273	3,138	1.18%	1.00%	2.00%	6.65%	7.74%
Invesco V.I. Government Securities Fund-Series II Shares	37	11.354457	12.117823	450	1.79%	1.40%	1.70%	2.69%	3.00%
Invesco V.I. Health Care Fund-Series I Shares	22	37.552160	40.077022	869	0.00%	1.40%	1.70%	1.28%	1.58%
Invesco V.I. Main Street Fund®-Series II Shares	112	28.387240	31.981930	3,621	0.47%	1.00%	1.75%	20.69%	21.60%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	82	19.408728	22.746287	1,949	0.03%	1.00%	2.00%	11.87%	13.01%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	99	31.009530	35.197752	4,407	0.90%	1.00%	1.80%	15.70%	16.64%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	23.889880	27.998049	3,920	0.00%	1.00%	2.00%	14.25%	15.41%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	567	14.988171	17.565198	9,466	1.92%	1.00%	2.00%	10.57%	11.70%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	177	11.334312	12.769605	2,170	2.21%	1.00%	1.75%	5.96%	6.77%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,050	17.498836	19.714806	19,719	1.78%	1.00%	1.75%	13.26%	14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	293	12.876586	15.090568	4,190	2.00%	1.00%	2.00%	8.39%	9.49%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	102	20.789542	22.379617	2,204	0.00%	1.00%	1.75%	18.58%	19.49%
VP Large Company Value Fund-Class II	262	20.451607	23.968038	6,103	2.38%	1.00%	2.00%	1.71%	2.74%
VP Mid Cap Value Fund-Class II	149	29.600560	34.689739	5,045	2.12%	1.00%	2.00%	3.91%	4.97%
VP Ultra® Fund-Class II	6	49.201395	52.145012	316	0.00%	1.40%	1.70%	40.84%	41.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	25.532521	28.766182	331	0.49%	1.00%	1.75%	15.93%	16.81%
Technology Growth Portfolio-Initial Shares	12	53.734100	56.949407	704	0.00%	1.40%	1.70%	56.72%	57.20%
BNY Mellon Stock Index Fund, Inc. -Service Shares	676	31.838606	37.312198	28,333	1.16%	1.00%	2.00%	23.10%	24.35%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	41	31.730280	36.015169	1,562	0.55%	1.00%	1.80%	21.29%	22.28%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	42.385553	46.229992	782	0.49%	1.40%	1.80%	18.50%	18.98%
Government Money Market Portfolio	2,831	0.792277	0.948147	2,605	4.62%	1.00%	2.00%	3.23%	3.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	57	24.422878	27.515338	1,497	0.54%	1.00%	1.75%	18.02%	18.92%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	286	23.226251	26.363166	7,204	1.34%	1.00%	1.80%	30.25%	31.31%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	14	12.315497	14.433537	200	0.62%	1.00%	2.00%	13.73%	14.88%
DWS Small Mid Cap Value VIP-Class B	17	20.368150	22.601097	371	0.80%	1.00%	1.75%	12.59%	13.44%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	58	25.844993	29.112643	1,636	2.41%	1.00%	1.80%	18.15%	19.11%
Franklin Mutual Shares VIP Fund -Class 2	75	17.506402	19.723425	1,416	1.77%	1.00%	1.75%	11.48%	12.33%
Franklin Small Cap Value VIP Fund -Class 2	32	36.974390	42.914753	1,290	0.50%	1.00%	2.00%	10.50%	11.62%
Franklin U.S. Government Securities VIP Fund -Class 2	85	9.419767	11.039306	883	2.99%	1.00%	2.00%	2.38%	3.42%
Templeton Foreign VIP Fund -Class 2	321	9.951557	11.662974	3,560	3.43%	1.00%	2.00%	18.35%	19.55%
Templeton Global Bond VIP Fund -Class 2	156	10.475390	12.158749	1,822	0.00%	1.00%	2.00%	0.83%	1.86%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	255	24.762868	28.106688	7,569	1.71%	1.00%	1.80%	13.07%	13.99%
Janus Henderson VIT Enterprise Portfolio-Service Shares	151	34.658704	40.618012	6,624	0.09%	1.00%	2.00%	15.43%	16.60%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	30.565550	32.620995	148	0.79%	1.40%	1.70%	24.33%	24.70%
Janus Henderson VIT Overseas Portfolio-Service Shares	741	9.368672	10.980324	8,929	1.40%	1.00%	2.00%	8.38%	9.48%
Janus Henderson VIT Research Portfolio-Service Shares	113	33.231800	38.944970	4,540	0.06%	1.00%	2.00%	39.97%	41.39%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio -Class I	71	27.562985	31.286366	2,141	0.00%	1.00%	1.80%	41.75%	42.90%
U.S. Real Estate Portfolio -Class I	67	33.588452	35.846919	2,410	2.26%	1.40%	1.70%	12.58%	12.92%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15	17.923572	18.374989	279	0.00%	1.40%	1.70%	15.96%	16.32%
Sustainable Equity Portfolio-Class S	148	15.225229	15.775914	2,301	0.08%	1.00%	1.75%	24.36%	25.31%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio -Administrative Class	149	16.558631	19.405437	2,963	5.68%	1.00%	2.00%	10.01%	11.13%
PIMCO Real Return Portfolio -Administrative Class	272	11.584008	13.575597	3,756	2.91%	1.00%	2.00%	1.60%	2.64%
PIMCO Total Return Portfolio -Administrative Class	733	11.988831	14.050047	10,109	3.52%	1.00%	2.00%	3.83%	4.88%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	18	18.811680	20.076410	369	0.26%	1.40%	1.70%	10.84%	11.18%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	156	12.279286	12.762530	1,956	1.31%	1.00%	1.75%	14.41%	15.28%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio -Class B	88	$6.135004	$6.907831	$586	3.86%	1.00%	1.80%	-15.34%	-14.66%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	140	22.274637	25.079484	4,417	0.71%	1.00%	1.80%	-4.36%	-3.58%
Invesco V.I. Capital Appreciation Fund-Series II Shares	286	20.863336	24.204267	6,969	0.00%	1.00%	2.00%	-32.34%	-31.65%
Invesco V.I. Comstock Fund-Series I Shares	245	24.066604	27.097752	6,328	1.49%	1.00%	2.00%	-0.89%	0.11%
Invesco V.I. Conservative Balanced Fund-Series II Shares	50	11.349898	12.690583	817	1.08%	1.00%	1.75%	-18.47%	-17.85%
Invesco V.I. Core Equity Fund-Series I Shares	20	21.615504	23.131993	463	0.89%	1.40%	1.80%	-21.97%	-21.66%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	390	11.277729	11.587971	4,480	0.00%	1.00%	2.00%	-32.51%	-31.82%
Invesco V.I. Diversified Dividend Fund-Series I Shares	16	22.822458	23.648650	386	1.83%	1.40%	1.70%	-3.35%	-3.05%
Invesco V.I. Equity and Income Fund-Series II Shares	84	9.408113	9.448103	798	1.42%	1.40%	1.65%	-9.23%	-9.00%
Invesco V.I. EQV International Equity Fund-Series II Shares	157	11.880609	13.284269	2,012	1.35%	1.00%	1.75%	-19.93%	-19.32%
Invesco V.I. Global Fund-Series II Shares	198	17.892158	20.145441	4,356	0.00%	1.00%	1.80%	-33.16%	-32.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	291	9.345157	10.842122	3,027	2.41%	1.00%	2.00%	-26.64%	-25.89%
Invesco V.I. Government Securities Fund-Series II Shares	38	11.057105	11.764707	441	1.97%	1.40%	1.70%	-12.09%	-11.83%
Invesco V.I. Health Care Fund-Series I Shares	22	37.079320	39.452450	878	0.00%	1.40%	1.70%	-14.79%	-14.53%
Invesco V.I. Main Street Fund®-Series II Shares	131	23.521450	26.299887	3,485	1.02%	1.00%	1.75%	-21.70%	-21.10%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	109	17.349543	20.128228	2,284	0.06%	1.00%	2.00%	-16.16%	-15.31%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	107	26.800618	30.175323	4,037	0.23%	1.00%	1.80%	-17.55%	-16.88%
Invesco V.I. Small Cap Equity Fund-Series I Shares	160	20.910032	24.258974	3,674	0.00%	1.00%	2.00%	-22.09%	-21.30%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	621	13.555151	15.725782	9,311	1.55%	1.00%	2.00%	-14.62%	-13.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	201	10.696709	11.960183	2,307	1.48%	1.00%	1.75%	-13.36%	-12.70%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,105	15.450579	17.275678	18,218	1.46%	1.00%	1.75%	-14.77%	-14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	332	11.879984	13.782348	4,360	1.62%	1.00%	2.00%	-14.29%	-13.41%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	105	17.531454	18.729844	1,911	0.00%	1.00%	1.75%	-29.37%	-28.83%
VP Large Company Value Fund-Class II	281	20.108331	23.328312	6,376	1.88%	1.00%	2.00%	-2.44%	-1.45%
VP Mid Cap Value Fund-Class II	158	28.486481	33.047751	5,135	2.07%	1.00%	2.00%	-3.35%	-2.37%
VP Ultra® Fund-Class II	6	34.933617	36.911558	232	0.00%	1.40%	1.70%	-33.61%	-33.41%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	22.024431	24.626360	320	0.43%	1.00%	1.75%	-15.78%	-15.14%
Technology Growth Portfolio-Initial Shares	14	34.286293	36.227969	500	0.00%	1.40%	1.70%	-47.30%	-47.14%
BNY Mellon Stock Index Fund, Inc. -Service Shares	764	25.864482	30.005911	25,554	1.03%	1.00%	2.00%	-20.15%	-19.34%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	47	26.160545	29.454179	1,477	0.30%	1.00%	1.80%	-24.45%	-23.83%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	35.767827	38.854406	667	0.38%	1.40%	1.80%	-19.72%	-19.40%
Government Money Market Portfolio	1,879	0.767354	0.913269	1,679	1.39%	1.00%	2.00%	-0.97%	0.27%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	79	20.693170	23.137323	1,737	0.63%	1.00%	1.75%	-20.48%	-19.88%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	309	17.832030	20.077463	5,936	1.19%	1.00%	1.80%	-21.57%	-20.93%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	33	10.829031	12.563596	380	1.02%	1.00%	2.00%	-29.94%	-29.23%
DWS Small Mid Cap Value VIP-Class B	19	18.090944	19.922564	355	0.43%	1.00%	1.75%	-17.60%	-16.98%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	64	21.874482	24.441700	1,516	1.33%	1.00%	1.80%	-6.46%	-5.70%
Franklin Mutual Shares VIP Fund -Class 2	86	15.703145	17.558168	1,443	1.75%	1.00%	1.75%	-9.05%	-8.35%
Franklin Small Cap Value VIP Fund -Class 2	43	33.462072	38.446837	1,557	0.92%	1.00%	2.00%	-11.86%	-10.96%
Franklin U.S. Government Securities VIP Fund -Class 2	108	9.200631	10.673826	1,082	2.44%	1.00%	2.00%	-11.55%	-10.65%
Templeton Foreign VIP Fund -Class 2	419	8.408643	9.755483	3,870	2.77%	1.00%	2.00%	-9.45%	-8.53%
Templeton Global Bond VIP Fund -Class 2	210	10.388929	11.936867	2,386	0.00%	1.00%	2.00%	-6.85%	-5.90%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	311	21.900829	24.657933	8,084	0.91%	1.00%	1.80%	-18.12%	-17.45%
Janus Henderson VIT Enterprise Portfolio-Service Shares	175	30.026410	34.834865	6,541	0.07%	1.00%	2.00%	-17.82%	-16.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	24.584756	26.158542	139	0.83%	1.40%	1.70%	-20.98%	-20.73%
Janus Henderson VIT Overseas Portfolio-Service Shares	874	8.644327	10.029309	9,468	1.52%	1.00%	2.00%	-10.66%	-9.75%
Janus Henderson VIT Research Portfolio-Service Shares	141	23.742768	27.544688	3,977	0.52%	1.00%	2.00%	-31.46%	-30.76%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio -Class I	55	11.872810	13.275086	739	4.09%	1.00%	1.75%	-15.83%	-15.19%
Discovery Portfolio - Class I	83	19.444238	21.893355	1,741	0.00%	1.00%	1.80%	-63.63%	-63.33%
U.S. Real Estate Portfolio -Class I	71	29.836344	31.746040	2,236	1.18%	1.40%	1.70%	-28.29%	-28.07%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	15.456179	15.797472	300	0.00%	1.40%	1.70%	-30.04%	-29.82%
Sustainable Equity Portfolio-Class S	152	12.242791	12.589835	1,892	0.10%	1.00%	1.75%	-20.08%	-19.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio -Administrative Class	163	15.051856	17.461919	2,926	4.79%	1.00%	2.00%	-12.09%	-11.19%
PIMCO Real Return Portfolio -Administrative Class	318	11.401227	13.226732	4,249	6.99%	1.00%	2.00%	-13.67%	-12.79%
PIMCO Total Return Portfolio -Administrative Class	857	11.547049	13.395946	11,215	2.56%	1.00%	2.00%	-16.02%	-15.16%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	20	16.971507	18.057610	366	0.45%	1.40%	1.70%	-15.84%	-15.58%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	161	10.733087	11.071213	1,760	3.22%	1.00%	1.75%	-19.26%	-18.65%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio -Class B	88	$7.247053	$8.094073	$689	1.73%	1.00%	1.80%	8.86%	9.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	151	23.290671	26.011874	4,919	0.46%	1.00%	1.80%	25.65%	26.67%
Invesco V.I. Capital Appreciation Fund-Series II Shares	305	30.836560	35.413338	10,910	0.00%	1.00%	2.00%	19.84%	21.06%
Invesco V.I. Comstock Fund-Series I Shares	292	24.283788	27.066638	7,537	1.84%	1.00%	2.00%	30.70%	32.03%
Invesco V.I. Conservative Balanced Fund-Series II Shares	53	13.921038	15.447649	1,049	1.24%	1.00%	1.75%	8.37%	9.20%
Invesco V.I. Core Equity Fund-Series I Shares	20	27.703114	29.526635	603	0.65%	1.40%	1.80%	25.44%	25.95%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	428	16.709632	16.995878	7,232	0.00%	1.00%	2.00%	16.42%	17.60%
Invesco V.I. Diversified Dividend Fund-Series I Shares	17	23.612743	24.393330	416	2.14%	1.40%	1.70%	16.87%	17.23%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	10.365212	10.382945	876	3.27%	1.40%	1.65%	0.00%	0.00%
Invesco V.I. Global Fund-Series II Shares	209	26.768901	29.896553	6,907	0.00%	1.00%	1.80%	13.10%	14.02%
Invesco V.I. Global Real Estate Fund-Series II Shares	304	12.738438	14.629664	4,285	2.60%	1.00%	2.00%	22.94%	24.19%
Invesco V.I. Government Securities Fund-Series II Shares	29	12.578429	13.342786	377	1.96%	1.40%	1.70%	-4.09%	-3.80%
Invesco V.I. Health Care Fund-Series I Shares	22	43.513718	46.158106	1,029	0.21%	1.40%	1.70%	10.39%	10.73%
Invesco V.I. International Growth Fund-Series II Shares	166	14.837703	16.465113	2,645	1.11%	1.00%	1.75%	3.76%	4.55%
Invesco V.I. Main Street Fund®-Series II Shares	145	30.040932	33.335235	4,920	0.50%	1.00%	1.75%	25.01%	25.96%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	143	20.694113	23.766197	3,526	0.26%	1.00%	2.00%	20.41%	21.64%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	120	32.505902	36.303599	5,423	0.18%	1.00%	1.80%	20.06%	21.04%
Invesco V.I. Small Cap Equity Fund-Series I Shares	168	26.840311	30.824739	4,919	0.17%	1.00%	2.00%	17.99%	19.20%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	685	15.876998	18.233610	11,936	1.33%	1.00%	2.00%	8.57%	9.68%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	12.346064	13.699916	2,542	1.36%	1.00%	1.75%	0.49%	1.26%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,226	18.127648	20.115594	23,559	1.24%	1.00%	1.75%	12.87%	13.74%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	356	13.860016	15.917243	5,410	1.39%	1.00%	2.00%	4.34%	5.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	116	24.820804	26.316589	2,969	0.00%	1.00%	1.75%	9.21%	10.04%
VP Large Company Value Fund-Class II	312	20.611916	23.671515	7,201	1.27%	1.00%	2.00%	19.10%	20.31%
VP Mid Cap Value Fund-Class II	169	29.474824	33.849605	5,632	1.06%	1.00%	2.00%	20.56%	21.79%
VP Ultra® Fund-Class II	6	52.617961	55.428294	354	0.00%	1.40%	1.70%	20.90%	21.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	26.151473	29.019668	389	0.46%	1.00%	1.75%	23.36%	24.31%
Technology Growth Portfolio-Initial Shares	14	65.057933	68.533139	987	0.00%	1.40%	1.70%	11.01%	11.35%
BNY Mellon Stock Index Fund, Inc. -Service Shares	826	32.391693	37.199111	34,367	0.82%	1.00%	2.00%	25.56%	26.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -Service Shares	59	34.625219	38.669871	2,391	0.60%	1.00%	1.80%	24.40%	25.42%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	44.555706	48.204657	985	0.20%	1.40%	1.80%	24.49%	25.00%
Government Money Market Portfolio	1,369	0.774872	0.910845	1,234	0.01%	1.00%	2.00%	-2.53%	-1.10%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	88	26.023913	28.877506	2,435	0.37%	1.00%	1.75%	19.27%	20.18%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	326	22.735159	25.391387	7,957	0.62%	1.00%	1.80%	15.73%	16.67%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	37	15.456971	17.751720	608	0.34%	1.00%	2.00%	5.95%	7.03%
DWS Small Mid Cap Value VIP-Class B	18	21.956082	23.996019	424	0.94%	1.00%	1.75%	27.77%	28.74%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	71	23.384920	25.918622	1,766	2.76%	1.00%	1.80%	16.99%	17.94%
Franklin Mutual Shares VIP Fund -Class 2	95	17.265205	19.158702	1,762	3.02%	1.00%	1.75%	17.08%	17.98%
Franklin Small Cap Value VIP Fund -Class 2	53	37.964856	43.180373	2,173	1.10%	1.00%	2.00%	22.86%	24.11%
Franklin U.S. Government Securities VIP Fund -Class 2	123	10.402512	11.946443	1,386	2.46%	1.00%	2.00%	-3.79%	-2.81%
Templeton Foreign VIP Fund -Class 2	437	9.286352	10.665058	4,417	1.93%	1.00%	2.00%	2.08%	3.12%
Templeton Global Bond VIP Fund -Class 2	252	11.152596	12.685092	3,044	0.00%	1.00%	2.00%	-6.89%	-5.94%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	341	26.746223	29.870306	10,712	0.66%	1.00%	1.80%	14.81%	15.74%
Janus Henderson VIT Enterprise Portfolio-Service Shares	191	36.539533	41.963239	8,677	0.25%	1.00%	2.00%	14.21%	15.38%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	31.110194	33.001188	188	0.37%	1.40%	1.70%	15.79%	16.15%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,074	9.675465	11.112335	12,690	1.05%	1.00%	2.00%	11.02%	12.16%
Janus Henderson VIT Research Portfolio-Service Shares	133	34.641572	39.782908	5,426	0.02%	1.00%	2.00%	17.65%	18.85%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio -Class I	53	14.105368	15.651992	842	3.93%	1.00%	1.75%	-2.07%	-1.32%
Discovery Portfolio - Class I	90	53.463860	59.710124	5,218	0.00%	1.00%	1.80%	-12.66%	-11.95%
U.S. Real Estate Portfolio -Class I	73	41.608871	44.137519	3,205	2.06%	1.40%	1.70%	37.43%	37.85%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	22.091585	22.510792	433	0.00%	1.40%	1.70%	10.81%	11.15%
Sustainable Equity Portfolio-Class S	188	15.317905	15.632908	2,912	0.17%	1.00%	1.75%	21.01%	21.93%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio -Administrative Class	185	17.121724	19.662878	3,724	4.48%	1.00%	2.00%	1.56%	2.60%
PIMCO Real Return Portfolio -Administrative Class	352	13.206413	15.166447	5,406	4.85%	1.00%	2.00%	3.50%	4.55%
PIMCO Total Return Portfolio -Administrative Class	909	13.749652	15.790315	14,085	1.81%	1.00%	2.00%	-3.24%	-2.25%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21	20.165782	21.391218	445	0.68%	1.40%	1.70%	21.70%	22.07%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177	13.293686	13.608700	2,391	1.14%	1.00%	1.75%	9.89%	10.72%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2021 (commencement of operations) to December 31, 2021.